United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 95.27%
Investment Companies - 2.34%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.54%A B C	13,171,201	$13,171,201

	Principal Amount
U.S. Treasury Obligations - 92.93%
U.S. Treasury Bills,
1.249%, Due 4/12/2018A	$74,500,000	74,466,145
1.570%, Due 5/3/2018A	62,000,000	61,913,205
1.410%, Due 5/10/2018A	72,000,000	71,876,305
1.544%, Due 6/14/2018A	77,000,000	76,741,157
1.461%, Due 6/21/2018A	33,500,000	33,374,096
1.664%, Due 7/12/2018A	85,000,000	84,584,891
1.802%, Due 7/26/2018	50,000,000	49,718,608
1.824%, Due 7/26/2018A	12,000,000	11,932,466
1.845%, Due 8/16/2018A	58,000,000	57,596,044

		522,202,917

Total Short-Term Investments (Cost $535,467,410)		535,374,118

TOTAL INVESTMENTS - 95.27% (Cost $535,467,410)		535,374,118
OTHER ASSETS, NET OF LIABILITIES - 4.73%		26,566,454

TOTAL NET ASSETS - 100.00%		$561,940,572

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

Futures Contracts Open on March 31, 2018:

Long Futures

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	249	April 2018	$16,658,549	$17,265,660	$607,111
Cocoa FuturesA	144	May 2018	3,319,514	3,680,640	361,126
Gasoline RBOB FuturesA	94	April 2018	7,971,166	7,977,329	6,163
Gold 100oz FuturesA	208	June 2018	28,236,867	27,607,840	(629,027)
Kansas City Hard Red Winter Wheat FuturesA	12	May 2018	320,151	280,350	(39,801)
LME Copper FuturesA	6	April 2018	1,068,698	1,003,538	(65,160)
LME Copper FuturesA	19	May 2018	3,394,361	3,183,331	(211,030)
LME Copper FuturesA	13	June 2018	2,241,361	2,181,806	(59,555)
LME Lead FuturesA	29	April 2018	1,897,446	1,739,275	(158,171)
LME Lead FuturesA	19	May 2018	1,250,564	1,138,338	(112,226)
LME Nickel FuturesA	7	April 2018	547,974	556,836	8,862
LME Nickel FuturesA	2	May 2018	167,628	159,300	(8,328)
LME Nickel FuturesA	40	June 2018	3,305,226	3,191,040	(114,186)
LME Primary Aluminum FuturesA	23	April 2018	1,280,617	1,144,681	(135,936)
LME Primary Aluminum FuturesA	75	May 2018	4,115,659	3,742,969	(372,690)
LME Zinc FuturesA	22	April 2018	1,896,307	1,804,550	(91,757)
LME Zinc FuturesA	26	May 2018	2,318,718	2,130,700	(188,018)
LME Zinc FuturesA	12	June 2018	991,640	983,100	(8,540)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Low Sulphur Gasoil FuturesA	176	April 2018	$10,496,319	$10,907,600	$411,281
Low Sulphur Gasoil FuturesA	11	May 2018	676,011	679,800	3,789
NY Harbor ULSD FuturesA	120	April 2018	9,951,660	10,185,840	234,180
Soybean FuturesA	109	May 2018	5,673,913	5,693,887	19,974
WTI Crude FuturesA	268	April 2018	16,813,937	17,403,920	589,983

			$124,594,286	$124,642,330	$48,044

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Australian Dollar Currency Futures	53	June 2018	$4,176,154	$4,068,280	$(107,874)
British Pound Currency Futures	524	June 2018	45,958,663	46,039,950	81,287
Euro Currency Futures	286	June 2018	44,558,419	44,181,638	(376,781)
Japanese Yen Currency Futures	295	June 2018	35,016,241	34,822,906	(193,335)
Mexican Peso Futures	1,343	June 2018	35,602,912	36,469,165	866,253
New Zealand Dollar Currency Futures	42	June 2018	3,072,338	3,032,400	(39,938)

			$168,384,727	$168,614,339	$229,612

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Hang Seng Index Futures	23	April 2018	$4,508,227	$4,403,183	$(105,044)
Hang Seng China Enterprises Index Futures	16	April 2018	1,256,022	1,227,883	(28,139)
Mini MSCI EAFE Index Futures	51	June 2018	5,198,425	5,101,530	(96,895)
Mini MSCI Emerging Markets Index Futures	92	June 2018	5,639,686	5,463,880	(175,806)
MSCI Taiwan Stock Index Futures	284	April 2018	11,419,813	11,578,680	158,867
NASDAQ 100 E-Mini Futures	54	June 2018	7,727,500	7,121,520	(605,980)
Russell 2000 E-Mini Index Futures	169	June 2018	13,500,230	12,938,640	(561,590)
S&P 500 E-Mini Index Futures	31	June 2018	4,314,242	4,096,650	(217,592)

			$53,564,145	$51,931,966	$(1,632,179)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	1,537	June 2019	$473,083,454	$473,444,285	$360,831
3-Month Euro Euribor Futures	564	March 2020	173,082,780	173,209,492	126,712
3-Month Euro Euribor Futures	239	December 2020	73,120,120	73,163,910	43,790
Australian 10-Year Bond Futures	206	June 2018	20,301,334	20,481,064	179,730
Australian 3-Year Bond Futures	747	June 2018	63,661,630	63,701,086	39,456
Euro-Bobl Futures	292	June 2018	46,918,049	47,134,018	215,969
Euro-Bund Futures	119	June 2018	23,183,784	23,332,932	149,148
Euro-Buxl 30-Year Bond Futures	65	June 2018	13,210,174	13,220,523	10,349
Euro-Schatz Futures	939	June 2018	129,209,048	129,312,040	102,992
Japanese 10-Year Government Bond	97	June 2018	137,462,949	137,514,717	51,768
Long GILT Futures	10	June 2018	1,720,330	1,722,919	2,589
U.S. Treasury 2-Year Note Futures	16	June 2018	3,402,793	3,401,750	(1,043)
U.S. Treasury 5-Year Note Futures	36	June 2018	4,119,404	4,120,594	1,190

			$1,162,475,849	$1,163,759,330	$1,283,481

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Short Futures

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Coffee FuturesA	177	May 2018	$(8,159,615)	$(7,842,206)	$317,409
Copper FuturesA	56	May 2018	(4,207,568)	(4,235,700)	(28,132)
Corn FuturesA	167	May 2018	(3,118,235)	(3,237,713)	(119,478)
LME Copper FuturesA	6	April 2018	(1,009,710)	(1,003,537)	6,173
LME Copper FuturesA	19	May 2018	(3,209,955)	(3,183,331)	26,624
LME Copper FuturesA	35	June 2018	(5,811,504)	(5,874,094)	(62,590)
LME Lead FuturesA	29	April 2018	(1,793,250)	(1,739,275)	53,975
LME Lead FuturesA	28	May 2018	(1,682,815)	(1,677,550)	5,265
LME Lead FuturesA	4	June 2018	(236,559)	(239,600)	(3,041)
LME Nickel FuturesA	6	April 2018	(465,986)	(477,288)	(11,302)
LME Primary Aluminum FuturesA	23	April 2018	(1,190,087)	(1,144,681)	45,406
LME Primary Aluminum FuturesA	75	May 2018	(3,838,362)	(3,742,969)	95,393
LME Primary Aluminum FuturesA	137	June 2018	(6,940,336)	(6,861,131)	79,205
LME Zinc FuturesA	12	April 2018	(966,492)	(984,300)	(17,808)
Natural Gas Swap FuturesA	976	April 2018	(26,153,757)	(26,674,080)	(520,323)
Natural Gas Swap FuturesA	72	October 2018	(529,243)	(520,020)	9,223
Natural Gas Swap FuturesA	72	November 2018	(529,243)	(542,160)	(12,917)
Natural Gas Swap FuturesA	72	December 2018	(529,243)	(557,100)	(27,857)
Natural Gas Swap FuturesA	72	January 2019	(529,243)	(550,620)	(21,377)
Natural Gas Swap FuturesA	72	February 2019	(529,243)	(531,900)	(2,657)
Natural Gas Swap FuturesA	36	March 2019	(238,039)	(239,850)	(1,811)
Natural Gas Swap FuturesA	36	April 2019	(238,038)	(237,060)	978
Natural Gas Swap FuturesA	36	May 2019	(238,039)	(239,400)	(1,361)
Natural Gas Swap FuturesA	36	June 2019	(238,039)	(242,010)	(3,971)
Natural Gas Swap FuturesA	36	July 2019	(238,039)	(242,460)	(4,421)
Natural Gas Swap FuturesA	36	August 2019	(238,039)	(241,290)	(3,251)
Natural Gas Swap FuturesA	36	September 2019	(238,039)	(243,720)	(5,681)
Silver FuturesA	64	May 2018	(5,216,242)	(5,205,760)	10,482
Sugar #11 World FuturesA	674	April 2018	(9,970,836)	(9,322,768)	648,068

			$(88,283,796)	$(87,833,573)	$450,223

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Canadian Dollar Currency Futures	451	June 2018	$(35,159,898)	$(35,008,875)	$151,023
U.S. Dollar Index Futures	285	June 2018	(25,513,228)	(25,596,420)	(83,192)

			$(60,673,126)	$(60,605,295)	$67,831

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	16	April 2018	$(2,051,270)	$(2,077,955)	$(26,685)
CAC40 Index Futures	42	April 2018	(2,636,043)	(2,662,491)	(26,448)
DAX Index Futures	19	June 2018	(7,068,347)	(7,079,957)	(11,610)
Euro Stoxx 50 Index Futures	205	June 2018	(8,242,358)	(8,272,035)	(29,677)
FTSE 100 Index Futures	95	June 2018	(9,356,912)	(9,319,958)	36,954
FTSE/JSE Top 40 Index Futures	166	June 2018	(7,089,490)	(6,918,790)	170,700
FTSE/MIB Index Futures	4	June 2018	(534,792)	(539,978)	(5,186)
IBEX 35 Index Futures	54	April 2018	(6,356,790)	(6,356,484)	306
KOSPI 200 Index Futures	26	June 2018	(1,902,595)	(1,925,180)	(22,585)
Nikkei 225 (SGX) Futures	14	June 2018	(1,379,315)	(1,411,848)	(32,533)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
OMXS30 Index Futures	146	April 2018	$(2,647,552)	$(2,656,828)	$(9,276)
S&P/TSX 60 Index Futures	35	June 2018	(4,931,468)	(4,919,139)	12,329
SPI 200 Futures	76	June 2018	(8,416,614)	(8,359,618)	56,996
TOPIX Index Futures	6	June 2018	(934,687)	(968,406)	(33,719)

			$(63,548,233)	$(63,468,667)	$79,566

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	328	June 2019	$(79,765,018)	$(79,806,500)	$(41,482)
90-Day Eurodollar Futures	300	March 2020	(72,846,372)	(72,903,750)	(57,378)
90-Day Eurodollar Futures	250	December 2020	(60,677,857)	(60,728,125)	(50,268)
90-Day Sterling Futures	491	June 2019	(85,071,678)	(85,046,468)	25,210
90-Day Sterling Futures	489	March 2020	(84,570,914)	(84,562,852)	8,062
U.S. Long Bond Futures	58	June 2018	(8,331,413)	(8,504,250)	(172,837)
U.S. Treasury 10-Year Note Futures	80	June 2018	(9,613,651)	(9,691,250)	(77,599)
U.S. Ultra Bond Futures	30	June 2018	(4,676,949)	(4,814,063)	(137,114)

			$(405,553,852)	$(406,057,258)	$(503,406)

Forward Foreign Currency Contracts Open on March 31, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	414,041	USD	410,145	5/4/2018	BOA	$3,896	$—	$3,896
CLP	496,850	USD	495,115	5/4/2018	BOA	1,735	—	1,735
CLP	56,460	USD	55,965	5/4/2018	CGM	495	—	495
CLP	248,425	USD	246,423	5/4/2018	CGM	2,002	—	2,002
CLP	496,850	USD	494,617	5/4/2018	CGM	2,233	—	2,233
CLP	1,573,358	USD	1,562,886	5/4/2018	CGM	10,472	—	10,472
KRW	1,595,449	USD	1,590,330	4/12/2018	DUB	5,119	—	5,119
USD	1,575,694	KRW	1,595,450	4/12/2018	DUB	—	(19,756)	(19,756)
INR	38,253	USD	38,315	4/20/2018	DUB	—	(62)	(62)
INR	38,253	USD	38,310	4/20/2018	DUB	—	(57)	(57)
INR	38,253	USD	38,282	4/20/2018	DUB	—	(29)	(29)
INR	38,253	USD	38,286	4/20/2018	DUB	—	(33)	(33)
INR	76,506	USD	76,627	4/20/2018	DUB	—	(121)	(121)
INR	76,506	USD	76,528	4/20/2018	DUB	—	(22)	(22)
INR	76,506	USD	76,556	4/20/2018	DUB	—	(50)	(50)
INR	76,506	USD	76,556	4/20/2018	DUB	—	(50)	(50)
INR	76,506	USD	76,575	4/20/2018	DUB	—	(69)	(69)
INR	76,506	USD	76,574	4/20/2018	DUB	—	(68)	(68)
INR	76,506	USD	76,673	4/20/2018	DUB	—	(167)	(167)
INR	76,506	USD	76,545	4/20/2018	DUB	—	(39)	(39)
INR	114,759	USD	114,887	4/20/2018	DUB	—	(128)	(128)
INR	114,759	USD	114,887	4/20/2018	DUB	—	(128)	(128)
INR	114,759	USD	114,877	4/20/2018	DUB	—	(118)	(118)
INR	114,759	USD	114,939	4/20/2018	DUB	—	(180)	(180)
INR	114,759	USD	114,810	4/20/2018	DUB	—	(51)	(51)
INR	153,013	USD	153,252	4/20/2018	DUB	—	(239)	(239)
INR	153,013	USD	153,048	4/20/2018	DUB	—	(35)	(35)
INR	153,013	USD	153,144	4/20/2018	DUB	—	(131)	(131)
INR	153,013	USD	153,391	4/20/2018	DUB	—	(378)	(378)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	153,013	USD	153,126	4/20/2018	DUB	$—	$(113)	$(113)
INR	153,013	USD	153,079	4/20/2018	DUB	—	(66)	(66)
INR	191,266	USD	191,313	4/20/2018	DUB	—	(47)	(47)
INR	191,266	USD	191,551	4/20/2018	DUB	—	(285)	(285)
INR	191,266	USD	191,445	4/20/2018	DUB	—	(179)	(179)
INR	306,025	USD	306,664	4/20/2018	DUB	—	(639)	(639)
INR	344,278	USD	345,875	4/20/2018	DUB	—	(1,597)	(1,597)
INR	382,532	USD	384,758	4/20/2018	DUB	—	(2,226)	(2,226)
INR	459,038	USD	459,982	4/20/2018	DUB	—	(944)	(944)
INR	497,291	USD	498,677	4/20/2018	DUB	—	(1,386)	(1,386)
INR	497,291	USD	500,539	4/20/2018	DUB	—	(3,248)	(3,248)
INR	497,291	USD	498,107	4/20/2018	DUB	—	(816)	(816)
INR	535,544	USD	539,291	4/20/2018	DUB	—	(3,747)	(3,747)
INR	573,797	USD	575,674	4/20/2018	DUB	—	(1,877)	(1,877)
INR	612,050	USD	613,705	4/20/2018	DUB	—	(1,655)	(1,655)
INR	688,557	USD	693,909	4/20/2018	DUB	—	(5,352)	(5,352)
INR	726,810	USD	729,356	4/20/2018	DUB	—	(2,546)	(2,546)
INR	13,732,882	USD	13,737,946	4/20/2018	DUB	—	(5,064)	(5,064)
USD	877,434	INR	879,823	4/20/2018	DUB	—	(2,389)	(2,389)
USD	877,501	INR	879,823	4/20/2018	DUB	—	(2,322)	(2,322)
USD	801,147	INR	803,316	4/20/2018	DUB	—	(2,169)	(2,169)
USD	535,496	INR	535,544	4/20/2018	DUB	—	(48)	(48)
USD	344,052	INR	344,278	4/20/2018	DUB	—	(226)	(226)
USD	267,572	INR	267,772	4/20/2018	DUB	—	(200)	(200)
USD	229,670	INR	229,519	4/20/2018	DUB	151	—	151
USD	228,854	INR	229,519	4/20/2018	DUB	—	(665)	(665)
TWD	85,899	USD	86,175	4/30/2018	DUB	—	(276)	(276)
KRW	281,715	USD	281,597	4/30/2018	DUB	118	—	118
KRW	281,715	USD	281,602	4/30/2018	DUB	113	—	113
KRW	469,526	USD	468,947	4/30/2018	DUB	579	—	579
KRW	563,431	USD	564,334	4/30/2018	DUB	—	(903)	(903)
KRW	563,431	USD	562,498	4/30/2018	DUB	933	—	933
KRW	563,431	USD	563,370	4/30/2018	DUB	61	—	61
KRW	1,126,862	USD	1,125,028	4/30/2018	DUB	1,834	—	1,834
KRW	1,220,767	USD	1,220,325	4/30/2018	DUB	442	—	442
KRW	2,253,724	USD	2,254,157	4/30/2018	DUB	—	(433)	(433)
TWD	5,926,998	USD	5,964,730	4/30/2018	DUB	—	(37,732)	(37,732)
KRW	10,047,851	USD	9,916,590	4/30/2018	DUB	131,261	—	131,261
USD	5,905,549	PHP	5,933,298	4/30/2018	DUB	—	(27,749)	(27,749)
USD	842,886	KRW	845,146	4/30/2018	DUB	—	(2,260)	(2,260)
USD	463,551	KRW	469,526	4/30/2018	DUB	—	(5,975)	(5,975)
USD	430,204	TWD	429,493	4/30/2018	DUB	711	—	711
USD	172,081	TWD	171,797	4/30/2018	DUB	284	—	284
USD	95,260	PHP	95,698	4/30/2018	DUB	—	(438)	(438)
USD	86,089	TWD	85,899	4/30/2018	DUB	190	—	190
PEN	77,427	USD	77,382	4/27/2018	GST	45	—	45
PEN	77,427	USD	77,506	4/27/2018	GST	—	(79)	(79)
BRL	60,433	USD	61,414	5/3/2018	GST	—	(981)	(981)
CLP	82,808	USD	81,947	5/4/2018	GST	861	—	861
CLP	82,808	USD	82,155	5/4/2018	GST	653	—	653
CLP	165,617	USD	164,325	5/4/2018	GST	1,292	—	1,292
PEN	77,291	USD	76,472	6/27/2018	GST	819	—	819
BRL	729,197	USD	757,108	4/3/2018	HUS	—	(27,911)	(27,911)
BRL	1,239,635	USD	1,287,060	4/3/2018	HUS	—	(47,425)	(47,425)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	10,601,402	USD	10,894,263	4/3/2018	HUS	$—	$(292,861)	$(292,861)
USD	1,824,956	BRL	1,817,383	4/3/2018	HUS	7,573	—	7,573
USD	1,819,361	BRL	1,817,383	4/3/2018	HUS	1,978	—	1,978
USD	1,579,626	BRL	1,575,066	4/3/2018	HUS	4,560	—	4,560
USD	1,428,268	BRL	1,423,617	4/3/2018	HUS	4,651	—	4,651
USD	1,383,003	BRL	1,379,170	4/3/2018	HUS	3,833	—	3,833
USD	773,802	BRL	771,400	4/3/2018	HUS	2,402	—	2,402
USD	636,576	BRL	636,084	4/3/2018	HUS	492	—	492
USD	624,943	BRL	621,545	4/3/2018	HUS	3,398	—	3,398
USD	555,336	BRL	552,485	4/3/2018	HUS	2,851	—	2,851
USD	555,252	BRL	552,485	4/3/2018	HUS	2,767	—	2,767
USD	182,000	BRL	181,738	4/3/2018	HUS	262	—	262
USD	151,971	BRL	151,449	4/3/2018	HUS	522	—	522
USD	151,967	BRL	151,449	4/3/2018	HUS	518	—	518
USD	151,690	BRL	151,449	4/3/2018	HUS	241	—	241
USD	91,213	BRL	90,869	4/3/2018	HUS	344	—	344
USD	91,086	BRL	90,869	4/3/2018	HUS	217	—	217
USD	91,025	BRL	90,869	4/3/2018	HUS	156	—	156
USD	60,816	BRL	60,579	4/3/2018	HUS	237	—	237
USD	60,723	BRL	60,579	4/3/2018	HUS	144	—	144
USD	60,660	BRL	60,579	4/3/2018	HUS	81	—	81
USD	60,738	BRL	60,579	4/3/2018	HUS	159	—	159
USD	30,936	BRL	30,290	4/3/2018	HUS	646	—	646
USD	30,942	BRL	30,290	4/3/2018	HUS	652	—	652
USD	30,950	BRL	30,290	4/3/2018	HUS	660	—	660
USD	30,947	BRL	30,290	4/3/2018	HUS	657	—	657
USD	30,934	BRL	30,290	4/3/2018	HUS	644	—	644
USD	30,931	BRL	30,290	4/3/2018	HUS	641	—	641
USD	30,362	BRL	30,290	4/3/2018	HUS	72	—	72
USD	30,339	BRL	30,290	4/3/2018	HUS	49	—	49
USD	30,390	BRL	30,290	4/3/2018	HUS	100	—	100
CNY	2,223,572	USD	2,206,879	4/23/2018	HUS	16,693	—	16,693
CNY	2,541,225	USD	2,521,949	4/23/2018	HUS	19,276	—	19,276
CNY	2,700,052	USD	2,679,571	4/23/2018	HUS	20,481	—	20,481
COP	71,559	USD	69,685	4/26/2018	HUS	1,874	—	1,874
COP	71,559	USD	69,819	4/26/2018	HUS	1,740	—	1,740
COP	71,559	USD	70,153	4/26/2018	HUS	1,406	—	1,406
COP	71,559	USD	70,073	4/26/2018	HUS	1,486	—	1,486
COP	71,559	USD	69,837	4/26/2018	HUS	1,722	—	1,722
COP	71,559	USD	70,153	4/26/2018	HUS	1,406	—	1,406
COP	71,559	USD	70,198	4/26/2018	HUS	1,361	—	1,361
COP	71,559	USD	70,063	4/26/2018	HUS	1,496	—	1,496
COP	71,559	USD	71,835	4/26/2018	HUS	—	(276)	(276)
COP	71,559	USD	72,131	4/26/2018	HUS	—	(572)	(572)
COP	71,559	USD	69,584	4/26/2018	HUS	1,975	—	1,975
COP	71,559	USD	69,563	4/26/2018	HUS	1,996	—	1,996
COP	71,559	USD	68,397	4/26/2018	HUS	3,162	—	3,162
COP	71,559	USD	68,062	4/26/2018	HUS	3,497	—	3,497
COP	71,559	USD	69,759	4/26/2018	HUS	1,800	—	1,800
COP	71,559	USD	70,145	4/26/2018	HUS	1,414	—	1,414
COP	71,559	USD	70,636	4/26/2018	HUS	923	—	923
COP	143,118	USD	144,271	4/26/2018	HUS	—	(1,153)	(1,153)
COP	143,118	USD	140,002	4/26/2018	HUS	3,116	—	3,116
COP	214,676	USD	207,763	4/26/2018	HUS	6,913	—	6,913

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PEN	77,427	USD	77,611	4/27/2018	HUS	$—	$(184)	$(184)
CNY	158,805	USD	159,259	4/27/2018	HUS	—	(454)	(454)
BRL	30,216	USD	30,670	5/3/2018	HUS	—	(454)	(454)
BRL	30,216	USD	30,684	5/3/2018	HUS	—	(468)	(468)
BRL	30,216	USD	30,673	5/3/2018	HUS	—	(457)	(457)
BRL	30,216	USD	30,664	5/3/2018	HUS	—	(448)	(448)
BRL	30,217	USD	30,671	5/3/2018	HUS	—	(454)	(454)
BRL	30,217	USD	30,677	5/3/2018	HUS	—	(460)	(460)
BRL	30,217	USD	30,739	5/3/2018	HUS	—	(522)	(522)
BRL	30,217	USD	30,719	5/3/2018	HUS	—	(502)	(502)
BRL	30,217	USD	30,721	5/3/2018	HUS	—	(504)	(504)
BRL	30,217	USD	30,685	5/3/2018	HUS	—	(468)	(468)
BRL	30,217	USD	30,686	5/3/2018	HUS	—	(469)	(469)
BRL	30,217	USD	30,694	5/3/2018	HUS	—	(477)	(477)
BRL	30,217	USD	30,694	5/3/2018	HUS	—	(477)	(477)
BRL	30,217	USD	30,689	5/3/2018	HUS	—	(472)	(472)
BRL	30,217	USD	30,690	5/3/2018	HUS	—	(473)	(473)
BRL	30,217	USD	30,690	5/3/2018	HUS	—	(473)	(473)
BRL	30,217	USD	30,736	5/3/2018	HUS	—	(519)	(519)
BRL	30,217	USD	30,707	5/3/2018	HUS	—	(490)	(490)
BRL	30,217	USD	30,756	5/3/2018	HUS	—	(539)	(539)
BRL	30,217	USD	30,778	5/3/2018	HUS	—	(561)	(561)
BRL	30,217	USD	30,779	5/3/2018	HUS	—	(562)	(562)
BRL	30,217	USD	30,736	5/3/2018	HUS	—	(519)	(519)
BRL	30,217	USD	30,797	5/3/2018	HUS	—	(580)	(580)
BRL	30,217	USD	30,704	5/3/2018	HUS	—	(487)	(487)
BRL	30,217	USD	30,701	5/3/2018	HUS	—	(484)	(484)
BRL	30,217	USD	30,764	5/3/2018	HUS	—	(547)	(547)
BRL	30,217	USD	30,774	5/3/2018	HUS	—	(557)	(557)
BRL	30,217	USD	30,720	5/3/2018	HUS	—	(503)	(503)
BRL	30,217	USD	30,649	5/3/2018	HUS	—	(432)	(432)
BRL	30,217	USD	30,651	5/3/2018	HUS	—	(434)	(434)
BRL	30,217	USD	30,666	5/3/2018	HUS	—	(449)	(449)
BRL	30,217	USD	30,666	5/3/2018	HUS	—	(449)	(449)
BRL	30,217	USD	30,689	5/3/2018	HUS	—	(472)	(472)
BRL	30,217	USD	30,689	5/3/2018	HUS	—	(472)	(472)
BRL	30,217	USD	30,703	5/3/2018	HUS	—	(486)	(486)
BRL	60,433	USD	61,348	5/3/2018	HUS	—	(915)	(915)
BRL	60,433	USD	61,369	5/3/2018	HUS	—	(936)	(936)
BRL	60,433	USD	61,359	5/3/2018	HUS	—	(926)	(926)
BRL	60,433	USD	61,329	5/3/2018	HUS	—	(896)	(896)
BRL	60,433	USD	61,365	5/3/2018	HUS	—	(932)	(932)
BRL	60,433	USD	61,348	5/3/2018	HUS	—	(915)	(915)
BRL	60,433	USD	61,329	5/3/2018	HUS	—	(896)	(896)
BRL	60,433	USD	61,476	5/3/2018	HUS	—	(1,043)	(1,043)
BRL	60,433	USD	61,380	5/3/2018	HUS	—	(947)	(947)
BRL	60,433	USD	61,380	5/3/2018	HUS	—	(947)	(947)
BRL	60,433	USD	61,387	5/3/2018	HUS	—	(954)	(954)
BRL	60,433	USD	61,438	5/3/2018	HUS	—	(1,005)	(1,005)
BRL	60,433	USD	61,451	5/3/2018	HUS	—	(1,018)	(1,018)
BRL	60,433	USD	61,501	5/3/2018	HUS	—	(1,068)	(1,068)
BRL	60,433	USD	61,470	5/3/2018	HUS	—	(1,037)	(1,037)
BRL	60,433	USD	61,444	5/3/2018	HUS	—	(1,011)	(1,011)
BRL	60,433	USD	61,538	5/3/2018	HUS	—	(1,105)	(1,105)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	60,433	USD	61,375	5/3/2018	HUS	$—	$(942)	$(942)
BRL	60,433	USD	61,385	5/3/2018	HUS	—	(952)	(952)
BRL	513,681	USD	521,905	5/3/2018	HUS	—	(8,224)	(8,224)
USD	1,083,714	BRL	1,087,794	5/3/2018	HUS	—	(4,080)	(4,080)
USD	814,824	BRL	815,846	5/3/2018	HUS	—	(1,022)	(1,022)
USD	694,424	BRL	694,980	5/3/2018	HUS	—	(556)	(556)
USD	483,515	BRL	483,464	5/3/2018	HUS	51	—	51
USD	360,620	BRL	362,598	5/3/2018	HUS	—	(1,978)	(1,978)
USD	333,152	BRL	332,382	5/3/2018	HUS	770	—	770
USD	332,097	BRL	332,382	5/3/2018	HUS	—	(285)	(285)
USD	242,182	BRL	241,732	5/3/2018	HUS	450	—	450
USD	150,771	BRL	151,083	5/3/2018	HUS	—	(312)	(312)
USD	150,958	BRL	151,083	5/3/2018	HUS	—	(125)	(125)
USD	150,968	BRL	151,083	5/3/2018	HUS	—	(115)	(115)
USD	151,335	BRL	151,083	5/3/2018	HUS	252	—	252
USD	150,744	BRL	151,083	5/3/2018	HUS	—	(339)	(339)
USD	120,603	BRL	120,866	5/3/2018	HUS	—	(263)	(263)
USD	120,616	BRL	120,866	5/3/2018	HUS	—	(250)	(250)
USD	120,665	BRL	120,866	5/3/2018	HUS	—	(201)	(201)
USD	90,582	BRL	90,650	5/3/2018	HUS	—	(68)	(68)
USD	60,353	BRL	60,433	5/3/2018	HUS	—	(80)	(80)
USD	60,362	BRL	60,433	5/3/2018	HUS	—	(71)	(71)
CLP	82,808	USD	82,106	5/4/2018	HUS	702	—	702
CLP	82,808	USD	82,310	5/4/2018	HUS	498	—	498
CLP	82,808	USD	82,296	5/4/2018	HUS	512	—	512
CLP	82,808	USD	82,287	5/4/2018	HUS	521	—	521
CLP	82,808	USD	81,898	5/4/2018	HUS	910	—	910
CLP	82,808	USD	81,881	5/4/2018	HUS	927	—	927
CLP	82,808	USD	82,119	5/4/2018	HUS	689	—	689
CLP	82,808	USD	82,120	5/4/2018	HUS	688	—	688
CLP	82,808	USD	82,118	5/4/2018	HUS	690	—	690
CLP	1,242,124	USD	1,245,698	5/4/2018	HUS	—	(3,574)	(3,574)
CLP	1,324,933	USD	1,314,266	5/4/2018	HUS	10,667	—	10,667
USD	575,291	CLP	579,658	5/4/2018	HUS	—	(4,367)	(4,367)
USD	329,364	CLP	331,233	5/4/2018	HUS	—	(1,869)	(1,869)
USD	165,789	CLP	165,617	5/4/2018	HUS	172	—	172
USD	165,746	CLP	165,617	5/4/2018	HUS	129	—	129
USD	165,825	CLP	165,617	5/4/2018	HUS	208	—	208
USD	165,545	CLP	165,617	5/4/2018	HUS	—	(72)	(72)
USD	164,982	CLP	165,617	5/4/2018	HUS	—	(635)	(635)
USD	165,060	CLP	165,617	5/4/2018	HUS	—	(557)	(557)
USD	165,355	CLP	165,617	5/4/2018	HUS	—	(262)	(262)
USD	165,342	CLP	165,617	5/4/2018	HUS	—	(275)	(275)
USD	163,997	CLP	165,617	5/4/2018	HUS	—	(1,620)	(1,620)
USD	163,773	CLP	165,617	5/4/2018	HUS	—	(1,844)	(1,844)
USD	164,140	CLP	165,617	5/4/2018	HUS	—	(1,477)	(1,477)
USD	164,120	CLP	165,617	5/4/2018	HUS	—	(1,497)	(1,497)
USD	164,236	CLP	165,617	5/4/2018	HUS	—	(1,381)	(1,381)
USD	164,393	CLP	165,617	5/4/2018	HUS	—	(1,224)	(1,224)
USD	82,684	CLP	82,808	5/4/2018	HUS	—	(124)	(124)
USD	82,889	CLP	82,808	5/4/2018	HUS	81	—	81
USD	82,883	CLP	82,808	5/4/2018	HUS	75	—	75
USD	82,749	CLP	82,808	5/4/2018	HUS	—	(59)	(59)
USD	82,432	CLP	82,808	5/4/2018	HUS	—	(376)	(376)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	82,434	CLP	82,808	5/4/2018	HUS	$—	$(374)	$(374)
USD	82,436	CLP	82,808	5/4/2018	HUS	—	(372)	(372)
USD	82,446	CLP	82,808	5/4/2018	HUS	—	(362)	(362)
USD	82,444	CLP	82,808	5/4/2018	HUS	—	(364)	(364)
USD	82,670	CLP	82,808	5/4/2018	HUS	—	(138)	(138)
USD	81,859	CLP	82,808	5/4/2018	HUS	—	(949)	(949)
USD	82,010	CLP	82,808	5/4/2018	HUS	—	(798)	(798)
USD	82,017	CLP	82,808	5/4/2018	HUS	—	(791)	(791)
USD	82,056	CLP	82,808	5/4/2018	HUS	—	(752)	(752)
USD	82,183	CLP	82,808	5/4/2018	HUS	—	(625)	(625)
USD	82,161	CLP	82,808	5/4/2018	HUS	—	(647)	(647)
COP	1,715,701	USD	1,675,217	5/23/2018	HUS	40,484	—	40,484
USD	1,609,490	BRL	1,622,694	7/3/2018	HUS	—	(13,204)	(13,204)
USD	1,373,258	BRL	1,382,295	7/3/2018	HUS	—	(9,037)	(9,037)
USD	983,782	BRL	991,646	7/3/2018	HUS	—	(7,864)	(7,864)
USD	712,866	BRL	721,197	7/3/2018	HUS	—	(8,331)	(8,331)
USD	508,171	BRL	510,848	7/3/2018	HUS	—	(2,677)	(2,677)
USD	475,299	BRL	480,798	7/3/2018	HUS	—	(5,499)	(5,499)
USD	416,468	BRL	420,698	7/3/2018	HUS	—	(4,230)	(4,230)
USD	237,332	BRL	240,399	7/3/2018	HUS	—	(3,067)	(3,067)
USD	207,715	BRL	210,349	7/3/2018	HUS	—	(2,634)	(2,634)
CLP	82,763	USD	84,358	7/11/2018	HUS	—	(1,595)	(1,595)
CLP	82,763	USD	84,363	7/11/2018	HUS	—	(1,600)	(1,600)
CLP	82,763	USD	82,522	7/11/2018	HUS	241	—	241
CLP	165,526	USD	168,013	7/11/2018	HUS	—	(2,487)	(2,487)
CLP	165,526	USD	167,909	7/11/2018	HUS	—	(2,383)	(2,383)
CLP	165,526	USD	165,044	7/11/2018	HUS	482	—	482
CLP	248,289	USD	248,608	7/11/2018	HUS	—	(319)	(319)
CLP	248,289	USD	248,422	7/11/2018	HUS	—	(133)	(133)
CLP	331,052	USD	331,779	7/11/2018	HUS	—	(727)	(727)
CLP	13,655,908	USD	13,635,237	7/11/2018	HUS	20,671	—	20,671
CLP	496,850	USD	494,047	5/4/2018	JPM	2,803	—	2,803
CLP	662,105	USD	669,894	7/11/2018	JPM	—	(7,789)	(7,789)
BRL	30,217	USD	30,724	5/3/2018	MSCI	—	(507)	(507)
BRL	60,433	USD	61,134	5/3/2018	MSCI	—	(701)	(701)
BRL	60,433	USD	61,155	5/3/2018	MSCI	—	(722)	(722)
BRL	60,433	USD	61,106	5/3/2018	MSCI	—	(673)	(673)
BRL	60,433	USD	61,467	5/3/2018	MSCI	—	(1,034)	(1,034)
BRL	60,433	USD	61,089	5/3/2018	MSCI	—	(656)	(656)
BRL	90,649	USD	92,341	5/3/2018	MSCI	—	(1,692)	(1,692)
BRL	90,649	USD	91,605	5/3/2018	MSCI	—	(956)	(956)
BRL	90,649	USD	92,185	5/3/2018	MSCI	—	(1,536)	(1,536)
BRL	90,649	USD	91,619	5/3/2018	MSCI	—	(970)	(970)
BRL	90,649	USD	92,171	5/3/2018	MSCI	—	(1,522)	(1,522)
BRL	90,649	USD	92,129	5/3/2018	MSCI	—	(1,480)	(1,480)
BRL	90,649	USD	92,007	5/3/2018	MSCI	—	(1,358)	(1,358)
BRL	120,866	USD	122,699	5/3/2018	MSCI	—	(1,833)	(1,833)
BRL	120,866	USD	122,933	5/3/2018	MSCI	—	(2,067)	(2,067)
BRL	120,866	USD	122,933	5/3/2018	MSCI	—	(2,067)	(2,067)
BRL	120,866	USD	122,141	5/3/2018	MSCI	—	(1,275)	(1,275)
BRL	120,866	USD	122,895	5/3/2018	MSCI	—	(2,029)	(2,029)
BRL	120,866	USD	122,831	5/3/2018	MSCI	—	(1,965)	(1,965)
BRL	120,866	USD	122,794	5/3/2018	MSCI	—	(1,928)	(1,928)
BRL	120,866	USD	122,737	5/3/2018	MSCI	—	(1,871)	(1,871)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	151,083	USD	153,861	5/3/2018	MSCI	$—	$(2,778)	$(2,778)
BRL	151,083	USD	152,700	5/3/2018	MSCI	—	(1,617)	(1,617)
BRL	151,083	USD	153,540	5/3/2018	MSCI	—	(2,457)	(2,457)
BRL	211,516	USD	215,385	5/3/2018	MSCI	—	(3,869)	(3,869)
BRL	302,165	USD	307,031	5/3/2018	MSCI	—	(4,866)	(4,866)
USD	14,081,115	HKD	14,056,652	4/12/2018	RBS	24,463	—	24,463
COP	71,559	USD	69,430	4/26/2018	RBS	2,129	—	2,129
COP	143,118	USD	136,309	4/26/2018	RBS	6,809	—	6,809
COP	214,676	USD	208,187	4/26/2018	RBS	6,489	—	6,489
PEN	77,427	USD	77,449	4/27/2018	RBS	—	(22)	(22)
PEN	154,853	USD	154,753	4/27/2018	RBS	100	—	100
PEN	154,853	USD	154,801	4/27/2018	RBS	52	—	52
PEN	154,853	USD	154,921	4/27/2018	RBS	—	(68)	(68)
USD	76,285	PEN	77,427	4/27/2018	RBS	—	(1,142)	(1,142)
USD	76,301	PEN	77,427	4/27/2018	RBS	—	(1,126)	(1,126)
CLP	82,808	USD	82,536	5/4/2018	RBS	272	—	272
CLP	248,425	USD	246,026	5/4/2018	RBS	2,399	—	2,399
CLP	331,233	USD	327,595	5/4/2018	RBS	3,638	—	3,638
CLP	357,581	USD	354,579	5/4/2018	RBS	3,002	—	3,002
CLP	414,041	USD	412,666	5/4/2018	RBS	1,375	—	1,375
CLP	828,083	USD	825,337	5/4/2018	RBS	2,746	—	2,746
PEN	77,291	USD	76,636	6/27/2018	RBS	655	—	655
PEN	77,291	USD	76,609	6/27/2018	RBS	682	—	682
PEN	77,206	USD	76,750	8/13/2018	RBS	456	—	456
PEN	77,206	USD	76,944	8/13/2018	RBS	262	—	262
PEN	154,412	USD	153,753	8/13/2018	RBS	659	—	659
PEN	154,412	USD	153,713	8/13/2018	RBS	699	—	699
BRL	12,951,499	USD	13,180,025	7/3/2018	SCB	—	(228,526)	(228,526)
CLP	496,850	USD	494,136	5/4/2018	SOG	2,714	—	2,714

						$444,817	$(939,187)	$(494,370)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BOA	Merrill Lynch Capital Services, Inc.
CGM	Citigroup Global Markets Inc.
DUB	Deutsche Bank AG
GST	Goldman Sachs International
HUS	HSBC Bank (USA)
JPM	JPMorgan Chase Bank, N.A.
MSCI	Morgan Stanley & Co International PLC
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SOG	Societe Generale

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Currency Abbreviations (Continued):

PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

Index Abbreviations:

CAC40	Euronet Paris - French Stock Market Index
DAX	Deutsche Boerse AG German Stock Index
Euro Stoxx 50	Eurozone Blue-chip Index
FTSE 100	Financial Times Stock Exchange 100 Index
FTSE/JFE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index
FTSE/MIB	Borsa Italiana - Italian Stock Market Index
Hang Seng	Hong Kong Stock Market Index
IBEX	Bolsa de Madrid - Spanish Stock Market Index
KOSPI	South Korean Stock Market Index
MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East
NASDAQ	National Association of Securities Dealers Automated Quotations
Nikkei 225	Nikkei Stock Average
OMXS30	Stockholm Stock Exchange’s leading share index
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index
S&P/TSX	Canadian Equity Market Index
SPI 200	Australian Equity Market Index Future
TOPIX	Tokyo Stock Exchange Tokyo Price Index

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany
Bund	German Federal Government Bond
Buxl	Long term debt that is issued by the Federal Republic of Germany
EURIBOR	Euro Interbank Offered Rate
GILT	Bank of England Bonds
Oz	Ounces
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
Sugar #11	World Benchmark for raw sugar
USLD	Ultra-low-sulfur diesel
WTI	West Texas Intermediate

Exchange Abbreviations:

LME	London Metal Exchange
SGX	Singapore Stock Exchange
JSE	Johannesburg Stock Exchange

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2018, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investment Company	$13,171,201	$—	$—	$13,171,201
U.S.Treasury Obligations	—	$522,202,917	—	$522,202,917

Total Investments in Securities - Assets	$13,171,201	$522,202,917	$—	$535,374,118

Financial Derivative Instruments - Assets
Futures Contracts	$6,393,181	$—	$—	$6,393,181
Forward Foreign Currency Contracts	—	444,817	—	444,817

Total Financial Derivative Instruments - Assets	$6,393,181	$444,817	$—	$6,837,998

Financial Derivative Instruments - Liabilities
Futures Contracts	$(6,370,009)	$—	$—	$(6,370,009)
Forward Foreign Currency Contracts	—	(939,187)	—	(939,187)

Total Financial Derivative Instruments - Liabilities	$(6,370,009)	$(939,187)	$—	$(7,309,196)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended March 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Commodities		% of VaR*
Natural Gas	Short	12.95
Crude Oil	Long	8.04
Gold	Long	3.13
Heating Oil	Long	2.68
Gas Oil	Long	2.68

Currencies		% of VaR*
GBP/USD	Long	4.02
MXN/USD	Long	4.02
EUR/USD	Long	3.57
CAD/USD	Short	2.69
JPY/USD	Long	2.66

Equities		% of VaR*
Russell 2000 Index	Long	2.23
Taiwan MSCI Index	Long	2.22
DAX Index	Short	1.34
Euro-STOXX	Short	1.34
FTSE 100	Short	1.33

Interest Rate		% of VaR*
Australian Bonds	Long	1.79
Euribor	Long	1.34
Japanese Bonds	Long	1.33
U.S. Treasuries	Short	1.32
Euro-BOBL	Long	0.89

*	Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one-day horizon will exceed the value (assuming normal markets and no trading in the portfolio).

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.22%
Consumer Discretionary - 14.92%
Auto Components - 1.30%
LCI Industries	5,507	$573,554

Distributors - 2.90%
Pool Corp.	8,764	1,281,472

Hotels, Restaurants & Leisure - 4.58%
Marriott Vacations Worldwide Corp.	5,672	755,510
Texas Roadhouse, Inc.	21,913	1,266,133

		2,021,643

Household Durables - 0.93%
Flexsteel Industries, Inc.	5,025	198,889
Hooker Furniture Corp.	5,840	214,328

		413,217

Leisure Products - 1.76%
Brunswick Corp.	13,112	778,722

Media - 1.70%
Cinemark Holdings, Inc.	5,022	189,179
Nexstar Media Group, Inc., Class A	8,420	559,930

		749,109

Specialty Retail - 0.48%
Winmark Corp.	1,621	212,027

Textiles, Apparel & Luxury Goods - 1.27%
Columbia Sportswear Co.	3,720	284,320
Superior Uniform Group, Inc.	10,522	276,413

		560,733

Total Consumer Discretionary		6,590,477

Consumer Staples - 6.23%
Food & Staples Retailing - 1.20%
PriceSmart, Inc.	6,321	528,120

Food Products - 3.22%
Calavo Growers, Inc.	10,391	958,050
J&J Snack Foods Corp.	3,397	463,894

		1,421,944

Personal Products - 1.81%
Inter Parfums, Inc.	17,005	801,786

Total Consumer Staples		2,751,850

Energy - 0.96%
Oil, Gas & Consumable Fuels - 0.96%
GasLog Ltd.	25,743	423,472

Financials - 10.44%
Banks - 6.41%
Chemical Financial Corp.	4,046	221,235
First Interstate BancSystem, Inc., Class A	21,267	841,110
Glacier Bancorp, Inc.	7,289	279,752
MainSource Financial Group, Inc.	25,650	1,042,672

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.22% (continued)
Financials - 10.44% (continued)
Banks - 6.41% (continued)
S&T Bancorp, Inc.	11,170	$446,130

		2,830,899

Capital Markets - 2.34%
Evercore, Inc., Class A	11,851	1,033,407

Insurance - 1.69%
Horace Mann Educators Corp.	17,488	747,612

Total Financials		4,611,918

Health Care - 16.19%
Health Care Equipment & Supplies - 7.49%
Abaxis, Inc.	4,701	331,985
Atrion Corp.	645	407,188
Cantel Medical Corp.	13,476	1,501,361
Globus Medical, Inc., Class AA	5,830	290,451
LeMaitre Vascular, Inc.	21,535	780,213

		3,311,198

Health Care Providers & Services - 3.64%
Chemed Corp.	2,760	753,093
Patterson Cos., Inc.	9,394	208,829
US Physical Therapy, Inc.	7,932	644,872

		1,606,794

Health Care Technology - 3.57%
Medidata Solutions, Inc.A	11,168	701,462
Omnicell, Inc.A	14,417	625,698
Simulations Plus, Inc.	16,842	248,419

		1,575,579

Life Sciences Tools & Services - 1.49%
Bio-Techne Corp.	4,368	659,743

Total Health Care		7,153,314

Industrials - 18.76%
Building Products - 4.29%
AAON, Inc.	9,090	354,510
Apogee Enterprises, Inc.	7,438	322,437
Simpson Manufacturing Co., Inc.	12,986	747,864
Universal Forest Products, Inc.	14,576	472,991

		1,897,802

Commercial Services & Supplies - 5.27%
Healthcare Services Group, Inc.	12,466	542,021
Matthews International Corp., Class A	6,483	328,040
MSA Safety, Inc.	8,258	687,396
Ritchie Bros Auctioneers, Inc.	24,455	769,599

		2,327,056

Construction & Engineering - 1.34%
Valmont Industries, Inc.	4,046	591,930

Industrial Conglomerates - 1.50%
Raven Industries, Inc.	18,947	664,093

Machinery - 0.74%
Hyster-Yale Materials Handling, Inc.	4,701	328,741

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.22% (continued)
Industrials - 18.76% (continued)
Professional Services - 1.22%
Barrett Business Services, Inc.	6,495	$538,306

Trading Companies & Distributors - 4.40%
Applied Industrial Technologies, Inc.	11,336	826,394
Watsco, Inc.	6,170	1,116,585

		1,942,979

Total Industrials		8,290,907

Information Technology - 22.08%
Electronic Equipment, Instruments & Components - 5.18%
Littelfuse, Inc.	3,235	673,462
Mesa Laboratories, Inc.B	3,720	552,197
Methode Electronics, Inc.	11,982	468,496
SYNNEX Corp.	5,022	594,605

		2,288,760

Internet Software & Services - 0.47%
Reis, Inc.	9,618	206,306

IT Services - 3.39%
CSG Systems International, Inc.	14,256	645,654
Forrester Research, Inc.	7,289	302,129
Hackett Group, Inc.	34,330	551,340

		1,499,123

Semiconductors & Semiconductor Equipment - 7.80%
Cabot Microelectronics Corp.	7,127	763,373
Monolithic Power Systems, Inc.	13,147	1,522,028
NVE Corp.	2,589	215,172
Power Integrations, Inc.	3,235	221,113
Silicon Motion Technology Corp., ADRB	15,060	724,687

		3,446,373

Software - 5.24%
Blackbaud, Inc.	9,257	942,455
Monotype Imaging Holdings, Inc.	21,374	479,846
Pegasystems, Inc.	14,738	893,860

		2,316,161

Total Information Technology		9,756,723

Materials - 4.47%
Chemicals - 4.47%
Balchem Corp.	4,369	357,166
PolyOne Corp.	25,975	1,104,457
Stepan Co.	6,155	511,973

		1,973,596

Total Materials		1,973,596

Real Estate - 4.06%
Equity Real Estate Investment Trusts (REITs) - 1.51%
CoreSite Realty Corp.	6,644	666,127

Real Estate Management & Development - 2.55%
RE/MAX Holdings, Inc., Class A	18,666	1,128,360

Total Real Estate		1,794,487

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.22% (continued)
Utilities - 1.11%
Gas Utilities - 1.11%
ONE Gas, Inc.	7,451	$491,915

Total Common Stocks (Cost $38,113,819)		43,838,659

SHORT-TERM INVESTMENTS - 0.57% (Cost $253,296)
Investment Companies - 0.57%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.54%C D	253,296	253,296

SECURITIES LENDING COLLATERAL - 1.08% (Cost $475,294)
Investment Companies - 1.08%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.54%C D	475,294	475,294

TOTAL INVESTMENTS - 100.87% (Cost $38,842,409)		44,567,249
LIABILITIES, NET OF OTHER ASSETS - (0.87%)		(385,860)

TOTAL NET ASSETS - 100.00%		$44,181,389

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2018.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

ADR	- American Depositary Receipt

Futures Contracts Open on March 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	3	June 2018	$234,556	$229,680	$(4,876)

			$234,556	$229,680	$(4,876)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2018, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$43,838,659	$—	$—	$43,838,659
Short-Term Investments	253,296	—	—	253,296
Securities Lending Collateral	475,294	—	—	475,294

Total Investments in Securities - Assets	$44,567,249	$—	$—	$44,567,249

Financial Derivative Instruments - Liabilities
Futures Contracts	$(4,876)	$—	$—	$(4,876)

Total Financial Derivative Instruments - Liabilities	$(4,876)	$—	$—	$(4,876)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended March 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Monolithic Power Systems, Inc.		3.4
Cantel Medical Corp.		3.4
Pool Corp.		2.9
Texas Roadhouse, Inc.		2.9
RE/MAX Holdings, Inc., Class A		2.6
Watsco, Inc.		2.5
PolyOne Corp.		2.5
MainSource Financial Group, Inc.		2.4
Evercore, Inc., Class A		2.3
Calavo Growers, Inc.		2.2

Total Fund Holdings	72

Sector Allocation (% Equities)
Information Technology		22.3
Industrials		18.9
Health Care		16.3
Consumer Discretionary		15.0
Financials		10.5
Consumer Staples		6.3
Materials		4.5
Real Estate		4.1
Utilities		1.1
Energy		1.0

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.91%
Consumer Discretionary - 14.86%
Auto Components - 1.05%
Lear Corp.	15,500	$2,884,395

Automobiles - 1.50%
Tesla, Inc.A	7,900	2,102,427
Thor Industries, Inc.	17,600	2,026,992

		4,129,419

Hotels, Restaurants & Leisure - 2.05%
Domino’s Pizza, Inc.	12,800	2,989,568
McDonald’s Corp.	17,000	2,658,460

		5,648,028

Household Durables - 1.50%
NVR, Inc.A	600	1,680,000
Toll Brothers, Inc.	57,100	2,469,575

		4,149,575

Internet & Direct Marketing Retail - 4.30%
Amazon.com, Inc.A	4,300	6,223,562
Netflix, Inc.A	19,100	5,641,185

		11,864,747

Media - 1.89%
Comcast Corp., Class A	78,500	2,682,345
Walt Disney Co.	25,300	2,541,132

		5,223,477

Multiline Retail - 0.77%
Target Corp.	30,400	2,110,672

Specialty Retail - 1.80%
Gap, Inc.	42,900	1,338,480
Ulta Salon Cosmetics & Fragrance, Inc.A	17,700	3,615,579

		4,954,059

Total Consumer Discretionary		40,964,372

Consumer Staples - 4.94%
Beverages - 2.30%
Coca-Cola Co.	83,300	3,617,719
Constellation Brands, Inc., Class A	12,000	2,735,040

		6,352,759

Food Products - 1.75%
General Mills, Inc.	49,300	2,221,458
Kellogg Co.	40,000	2,600,400

		4,821,858

Personal Products - 0.89%
Estee Lauder Cos, Inc., Class A	16,300	2,440,436

Total Consumer Staples		13,615,053

Financials - 5.35%
Capital Markets - 1.01%
S&P Global, Inc.	14,500	2,770,370

Consumer Finance - 1.30%
Capital One Financial Corp.	37,300	3,574,086

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.91% (continued)
Financials - 5.35% (continued)
Diversified Financial Services - 0.73%
Leucadia National Corp.	88,400	$2,009,332

Insurance - 2.31%
Lincoln National Corp.	16,400	1,198,184
Progressive Corp.	46,300	2,821,059
Reinsurance Group of America, Inc.	15,300	2,356,200

		6,375,443

Total Financials		14,729,231

Health Care - 13.52%
Biotechnology - 3.57%
AbbVie, Inc.	40,000	3,786,000
Gilead Sciences, Inc.	36,600	2,759,274
Vertex Pharmaceuticals, Inc.A	20,200	3,292,196

		9,837,470

Health Care Equipment & Supplies - 5.10%
ABIOMED, Inc.A	13,300	3,870,167
Align Technology, Inc.A	21,700	5,449,521
IDEXX Laboratories, Inc.A	24,800	4,746,472

		14,066,160

Health Care Providers & Services - 3.49%
Cigna Corp.	12,000	2,012,880
HCA Healthcare, Inc.	30,500	2,958,500
UnitedHealth Group, Inc.	21,700	4,643,800

		9,615,180

Life Sciences Tools & Services - 1.36%
Mettler-Toledo International, Inc.A	6,500	3,737,695

Total Health Care		37,256,505

Industrials - 16.05%
Aerospace & Defense - 3.22%
Boeing Co.	18,100	5,934,628
Huntington Ingalls Industries, Inc.	11,400	2,938,464

		8,873,092

Air Freight & Logistics - 0.91%
FedEx Corp.	10,500	2,521,155

Airlines - 2.06%
American Airlines Group, Inc.	65,800	3,418,968
United Continental Holdings, Inc.A	32,500	2,257,775

		5,676,743

Commercial Services & Supplies - 3.28%
Cintas Corp.	18,000	3,070,440
Rollins, Inc.	64,800	3,306,744
Waste Management, Inc.	31,600	2,658,192

		9,035,376

Industrial Conglomerates - 0.91%
Honeywell International, Inc.	17,400	2,514,474

Machinery - 2.79%
Caterpillar, Inc.	18,300	2,697,054
Deere & Co.	18,100	2,811,292

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.91% (continued)
Industrials - 16.05% (continued)
Machinery - 2.79% (continued)
Toro Co.	34,800	$2,173,260

		7,681,606

Professional Services - 0.99%
TransUnionA	48,000	2,725,440

Trading Companies & Distributors - 1.89%
United Rentals, Inc.A	30,100	5,199,173

Total Industrials		44,227,059

Information Technology - 34.83%
Communications Equipment - 0.96%
Arista Networks, Inc.A	10,400	2,655,120

Electronic Equipment, Instruments & Components - 2.78%
Amphenol Corp., Class A	42,800	3,686,364
Cognex Corp.	34,400	1,788,456
IPG Photonics Corp.A	9,400	2,193,772

		7,668,592

Internet Software & Services - 0.83%
GoDaddy, Inc., Class AA	37,300	2,290,966

IT Services - 4.83%
Accenture PLC, Class A	17,200	2,640,200
First Data Corp., Class AA	150,400	2,406,400
Mastercard, Inc., Class A	15,300	2,679,948
PayPal Holdings, Inc.A	35,500	2,693,385
Total System Services, Inc.	33,548	2,893,850

		13,313,783

Semiconductors & Semiconductor Equipment - 14.22%
Applied Materials, Inc.	93,100	5,177,291
Intel Corp.	58,000	3,020,640
KLA-Tencor Corp.	25,000	2,725,250
Lam Research Corp.	25,400	5,160,264
Microchip Technology, Inc.	27,000	2,466,720
Micron Technology, Inc.A	94,800	4,942,872
NVIDIA Corp.	21,600	5,002,344
ON Semiconductor Corp.A	158,800	3,884,248
Teradyne, Inc.	58,800	2,687,748
Texas Instruments, Inc.	39,500	4,103,655

		39,171,032

Software - 8.40%
Cadence Design Systems, Inc.A	76,300	2,805,551
Electronic Arts, Inc.A	16,600	2,012,584
Intuit, Inc.	23,700	4,108,395
Microsoft Corp.	40,600	3,705,562
Red Hat, Inc.A	15,900	2,377,209
ServiceNow, Inc.A	26,000	4,301,700
SS&C Technologies Holdings, Inc.	26,100	1,400,004
Take-Two Interactive Software, Inc.A	24,800	2,424,944

		23,135,949

Technology Hardware, Storage & Peripherals - 2.81%
Apple, Inc.	31,600	5,301,848

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.91% (continued)
Information Technology - 34.83% (continued)
Technology Hardware, Storage & Peripherals - 2.81% (continued)
Western Digital Corp.	26,400	$2,435,928

		7,737,776

Total Information Technology		95,973,218

Materials - 5.06%
Chemicals - 1.88%
Ecolab, Inc.	17,900	2,453,553
LyondellBasell Industries N.V., Class A	25,900	2,737,112

		5,190,665

Containers & Packaging - 1.56%
Avery Dennison Corp.	22,600	2,401,250
Packaging Corp. of America	16,800	1,893,360

		4,294,610

Metals & Mining - 1.62%
Southern Copper Corp.B	82,500	4,469,850

Total Materials		13,955,125

Real Estate - 1.22%
Real Estate Management & Development - 1.22%
CBRE Group, Inc., Class AA	71,400	3,371,508

Telecommunication Services - 1.08%
Wireless Telecommunication Services - 1.08%
T-Mobile US, Inc.A	48,800	2,978,752

Total Common Stocks (Cost $223,751,716)		267,070,823

SHORT-TERM INVESTMENTS - 3.01% (Cost $8,298,346)
Investment Companies - 3.01%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.54%C D	8,298,346	8,298,346

SECURITIES LENDING COLLATERAL - 0.35% (Cost $949,946)
Investment Companies - 0.35%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.54%C D	949,946	949,946

TOTAL INVESTMENTS - 100.27% (Cost $233,000,008)		276,319,115
LIABILITIES, NET OF OTHER ASSETS - (0.27%)		(738,109)

TOTAL NET ASSETS - 100.00%		$275,581,006

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2018.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Futures Contracts Open on March 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	60	June 2018	$8,081,764	$7,929,000	$(152,764)

			$8,081,764	$7,929,000	$(152,764)

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2018, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$267,070,823	$—	$—	$267,070,823
Short-Term Investments	8,298,346	—	—	8,298,346
Securities Lending Collateral	949,946	—	—	949,946

Total Investments in Securities - Assets	$276,319,115	$—	$—	$276,319,115

Financial Derivative Instruments - Liabilities
Futures Contracts	$(152,764)	$—	$—	$(152,764)

Total Financial Derivative Instruments - Liabilities	$(152,764)	$—	$—	$(152,764)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended March 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Amazon.com, Inc.		2.3
Boeing Co.		2.2
Netflix, Inc.		2.0
Align Technology, Inc.		2.0
Apple, Inc.		1.9
United Rentals, Inc.		1.9
Applied Materials, Inc.		1.9
Lam Research Corp.		1.9
NVIDIA Corp.		1.8
Micron Technology, Inc.		1.8

Total Fund Holdings	86

Sector Allocation (% Equities)
Information Technology		35.9
Industrials		16.6
Consumer Discretionary		15.3
Health Care		14.0
Financials		5.5
Materials		5.2
Consumer Staples		5.1
Real Estate		1.3
Telecommunication Services		1.1

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.07%
Consumer Discretionary - 12.95%
Auto Components - 1.19%
Lear Corp.	304,700	$56,701,623

Automobiles - 1.76%
Ford Motor Co.	3,640,040	40,331,643
General Motors Co.	1,204,980	43,788,973

		84,120,616

Hotels, Restaurants & Leisure - 1.12%
Carnival Corp.	503,000	32,986,740
Royal Caribbean Cruises Ltd.	174,800	20,580,952

		53,567,692

Household Durables - 0.54%
PulteGroup, Inc.	879,000	25,921,710

Media - 2.16%
Comcast Corp., Class A	1,098,900	37,549,413
Twenty-First Century Fox, Inc., Class A	1,793,200	65,792,508

		103,341,921

Multiline Retail - 3.20%
Kohl’s Corp.	902,600	59,129,326
Macy’s, Inc.	1,400,400	41,647,896
Target Corp.	757,600	52,600,168

		153,377,390

Specialty Retail - 2.09%
Best Buy Co., Inc.	1,036,600	72,551,634
Burlington Stores, Inc.A	207,700	27,655,255

		100,206,889

Textiles, Apparel & Luxury Goods - 0.89%
VF Corp.	577,200	42,782,064

Total Consumer Discretionary		620,019,905

Consumer Staples - 6.06%
Beverages - 0.95%
Coca-Cola Co.	1,053,700	45,762,191

Food & Staples Retailing - 2.33%
CVS Health Corp.	524,700	32,641,587
Walmart, Inc.	885,000	78,738,450

		111,380,037

Food Products - 1.62%
General Mills, Inc.	812,000	36,588,720
Kellogg Co.	634,600	41,255,346

		77,844,066

Household Products - 1.16%
Procter & Gamble Co.	698,900	55,408,792

Total Consumer Staples		290,395,086

Energy - 7.45%
Oil, Gas & Consumable Fuels - 7.45%
Devon Energy Corp.	962,400	30,594,696
Diamondback Energy, Inc.A	94,900	12,006,748
HollyFrontier Corp.	1,007,800	49,241,108
Marathon Petroleum Corp.	1,100,800	80,479,488

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.07% (continued)
Energy - 7.45% (continued)
Oil, Gas & Consumable Fuels - 7.45% (continued)
Occidental Petroleum Corp.	869,100	$56,456,736
Phillips 66	419,300	40,219,256
Valero Energy Corp.	944,500	87,621,265

		356,619,297

Total Energy		356,619,297

Financials - 25.03%
Banks - 6.58%
Bank of America Corp.	2,889,100	86,644,109
CIT Group, Inc.	908,500	46,787,750
Citigroup, Inc.	1,041,500	70,301,250
Fifth Third Bancorp	1,686,200	53,536,850
Regions Financial Corp.	3,100,900	57,614,722

		314,884,681

Capital Markets - 1.80%
Ameriprise Financial, Inc.	355,500	52,592,670
State Street Corp.	338,100	33,718,713

		86,311,383

Consumer Finance - 4.83%
Ally Financial, Inc.	1,621,600	44,026,440
American Express Co.	480,100	44,783,728
Capital One Financial Corp.	618,600	59,274,252
Discover Financial Services	615,836	44,297,083
Synchrony Financial	1,156,800	38,787,504

		231,169,007

Diversified Financial Services - 1.12%
Voya Financial, Inc.	1,061,600	53,610,800

Insurance - 10.70%
Aflac, Inc.	861,200	37,686,112
Allstate Corp.	476,800	45,200,640
American Financial Group, Inc.	213,500	23,958,970
American International Group, Inc.	787,200	42,839,424
Chubb Ltd.	221,000	30,226,170
Everest Re Group Ltd.	171,500	44,044,630
Hartford Financial Services Group, Inc.	512,700	26,414,304
Lincoln National Corp.	711,000	51,945,660
Loews Corp.	706,200	35,119,326
Prudential Financial, Inc.	476,900	49,382,995
Reinsurance Group of America, Inc.	211,200	32,524,800
Travelers Companies, Inc.	301,800	41,907,948
XL Group Ltd.	927,200	51,237,072

		512,488,051

Total Financials		1,198,463,922

Health Care - 8.76%
Biotechnology - 1.55%
Alnylam Pharmaceuticals, Inc.A	54,000	6,431,400
Amgen, Inc.	119,600	20,389,408
Gilead Sciences, Inc.	631,600	47,616,324

		74,437,132

Health Care Providers & Services - 5.33%
Aetna, Inc.	62,100	10,494,900
Cardinal Health, Inc.	678,300	42,515,844

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.07% (continued)
Health Care - 8.76% (continued)
Health Care Providers & Services - 5.33% (continued)
Express Scripts Holding Co.A	725,300	$50,103,724
HCA Healthcare, Inc.	616,500	59,800,500
Humana, Inc.	181,000	48,658,230
McKesson Corp.	308,400	43,444,308

		255,017,506

Pharmaceuticals - 1.88%
Allergan PLC	266,800	44,899,772
Pfizer, Inc.	1,273,700	45,203,613

		90,103,385

Total Health Care		419,558,023

Industrials - 13.05%
Aerospace & Defense - 2.87%
Arconic, Inc.	1,215,300	28,000,512
Spirit AeroSystems Holdings, Inc., Class A	739,000	61,854,300
United Technologies Corp.	377,600	47,509,632

		137,364,444

Airlines - 3.47%
American Airlines Group, Inc.	811,852	42,183,830
Delta Air Lines, Inc.	674,700	36,980,307
JetBlue Airways Corp.A	1,829,800	37,181,536
United Continental Holdings, Inc.A	717,800	49,865,566

		166,211,239

Building Products - 0.56%
Lennox International, Inc.	131,000	26,772,470

Commercial Services & Supplies - 2.10%
Republic Services, Inc.	806,600	53,421,118
Waste Management, Inc.	561,900	47,267,028

		100,688,146

Electrical Equipment - 0.58%
Eaton Corp. PLC	348,800	27,872,608

Industrial Conglomerates - 0.60%
General Electric Co.	2,118,600	28,558,728

Machinery - 1.89%
Caterpillar, Inc.	448,000	66,026,240
Deere & Co.	158,800	24,664,816

		90,691,056

Road & Rail - 0.98%
Norfolk Southern Corp.	344,700	46,803,366

Total Industrials		624,962,057

Information Technology - 11.04%
Electronic Equipment, Instruments & Components - 1.26%
Corning, Inc.	2,160,200	60,226,376

IT Services - 0.99%
Amdocs Ltd.	712,600	47,544,672

Semiconductors & Semiconductor Equipment - 6.48%
Intel Corp.	1,516,200	78,963,696
Lam Research Corp.	328,800	66,799,008

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.07% (continued)
Information Technology - 11.04% (continued)
Semiconductors & Semiconductor Equipment - 6.48% (continued)
Micron Technology, Inc.A	1,991,500	$103,836,810
ON Semiconductor Corp.A	2,006,000	49,066,760
Teradyne, Inc.	257,900	11,788,609

		310,454,883

Software - 0.48%
Oracle Corp.	500,000	22,875,000

Technology Hardware, Storage & Peripherals - 1.83%
Western Digital Corp.	495,800	45,747,466
Xerox Corp.	1,454,675	41,865,547

		87,613,013

Total Information Technology		528,713,944

Materials - 6.52%
Chemicals - 4.60%
DowDuPont, Inc.	673,500	42,908,685
Eastman Chemical Co.	502,700	53,075,066
LyondellBasell Industries N.V., Class A	689,300	72,845,224
Westlake Chemical Corp.	462,800	51,440,220

		220,269,195

Containers & Packaging - 1.89%
Avery Dennison Corp.	411,100	43,679,375
WestRock Co.	732,200	46,985,274

		90,664,649

Metals & Mining - 0.03%
Freeport-McMoRan, Inc.A	66,700	1,150,348

Total Materials		312,084,192

Telecommunication Services - 2.36%
Diversified Telecommunication Services - 2.36%
AT&T, Inc.	1,944,000	69,303,600
CenturyLink, Inc.	2,674,500	43,942,035

		113,245,635

Total Telecommunication Services		113,245,635

Utilities - 4.85%
Electric Utilities - 2.73%
Duke Energy Corp.	629,700	48,782,859
NextEra Energy, Inc.	304,100	49,668,653
PPL Corp.	1,140,200	32,256,258

		130,707,770

Multi-Utilities - 2.12%
CenterPoint Energy, Inc.	1,733,200	47,489,680
Sempra Energy	484,600	53,897,212

		101,386,892

Total Utilities		232,094,662

Total Common Stocks (Cost $4,089,326,284)		4,696,156,723

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 1.56% (Cost $74,525,605)
Investment Companies - 1.56%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.54%B C	74,525,605	$74,525,605

TOTAL INVESTMENTS - 99.63% (Cost $4,163,851,889)		4,770,682,328
OTHER ASSETS, NET OF LIABILITIES - 0.37%		17,844,313

TOTAL NET ASSETS - 100.00%		$4,788,526,641

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	7-day yield.
C	The Fund is affiliated by having the same investment advisor.

PLC - Public Limited Company.

Futures Contracts Open on March 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	529	June 2018	$71,811,932	$69,907,350	$(1,904,582)

			$71,811,932	$69,907,350	$(1,904,582)

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2018, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,696,156,723	$—	$—	$4,696,156,723
Short-Term Investments	74,525,605	—	—	74,525,605

Total Investments in Securities - Assets	$4,770,682,328	$—	$—	$4,770,682,328

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,904,582)	$—	$—	$(1,904,582)

Total Financial Derivative Instruments - Liabilities	$(1,904,582)	$—	$—	$(1,904,582)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended March 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Micron Technology, Inc.		2.2
Valero Energy Corp.		1.8
Bank of America Corp.		1.8
Marathon Petroleum Corp.		1.7
Intel Corp.		1.6
Walmart, Inc.		1.6
LyondellBasell Industries N.V., Class A		1.5
Best Buy Co., Inc.		1.5
Citigroup, Inc.		1.5
AT&T, Inc.		1.4

Total Fund Holdings	103

Sector Allocation (% Equities)
Financials		25.5
Industrials		13.3
Consumer Discretionary		13.2
Information Technology		11.3
Health Care		8.9
Energy		7.6
Materials		6.7
Consumer Staples		6.2
Utilities		4.9
Telecommunication Services		2.4

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG
COMMON STOCKS - 3.65%
Consumer Discretionary - 0.63%
Media - 0.63%
Naspers Ltd., Class N, Sponsored ADR	13,049	$654,799

Total Consumer Discretionary		654,799

Financials - 0.28%
Capital Markets - 0.28%
CBOE Global Markets Inc	2,537	289,472

Information Technology - 1.79%
Internet Software & Services - 0.44%
SINA Corp.A	4,326	451,072

Software - 1.35%
VMware, Inc., Class AA	11,518	1,396,788

Total Information Technology		1,847,860

Materials - 0.35%
Chemicals - 0.35%
Monsanto Co.	3,132	365,473

Real Estate - 0.31%
Equity Real Estate Investment Trusts (REITs) - 0.31%
Williams Scotsman Corp.A	191,574	319,929

Utilities - 0.29%
Independent Power & Renewable Electricity Producers - 0.18%
Vistra Energy Corp.A	8,837	184,074

Multi-Utilities - 0.11%
Black Hills Corp. UnitsA K	1,843	110,912

Total Utilities		294,986

Total Common Stocks (Cost $3,771,342)		3,772,519

WARRANTS - 2.84%
Consumer Discretionary - 0.56%
Hotels, Restaurants & Leisure - 0.56%
Del Taco Restaurants, Inc., 6/30/2020, Strike Price $11.50A	249,303	573,397

Media - 0.00%
Hemisphere Media Group, Inc., 4/4/2018, Strike Price $12.00A	121,896	1,219

Total Consumer Discretionary		574,616

Consumer Staples - 0.75%
Food Products - 0.75%
Hostess Brands, Inc., 11/4/2021, Strike Price $11.50A	159,837	377,215

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
WARRANTS - 2.84% (continued)
Consumer Staples - 0.75% (continued)
Food Products - 0.75% (continued)
Simply Good Foods Co., 7/7/2022, Strike Price $11.50A	112,570	$393,995

		771,210

Total Consumer Staples		771,210

Financials - 1.15%
Banks - 1.09%
Associated Banc-Corp, 11/21/2018, Strike Price $19.77A	1,400	7,490
TCF Financial Corp., 11/14/2018, Strike Price $16.93A	192,221	1,124,493

		1,131,983

Diversified Financial Services - 0.06%
Avista Healthcare Public Acquisition Corp., 12/2/2021, Strike Price $5.75A	61,402	20,262
Stellar Acquisition III, Inc., 3/22/2022, Strike Price $11.50A	78,069	35,912

		56,174

Total Financials		1,188,157

Health Care - 0.01%
Biotechnology - 0.01%
BioTime, Inc., 10/1/2018, Strike Price $4.55A	94,395	10,572

Industrials - 0.13%
Trading Companies & Distributors - 0.13%
Nexeo Solultions, Inc., 6/9/2021, Strike Price $11.50A	190,639	139,167

Information Technology - 0.04%
Technology Hardware, Storage & Peripherals - 0.04%
Eastman Kodak Co., 9/3/2018, Strike Price $16.12A	211,715	42,301
Eastman Kodak Co., 9/3/2018, Strike Price $14.93A	13,426	2,817

		45,118

Total Information Technology		45,118

Materials - 0.20%
Chemicals - 0.20%
AgroFresh Solutions, Inc., 2/19/2019, Strike Price $11.50A	380,299	205,361

Metals & Mining - 0.00%
Alio Gold, Inc., 5/30/2018, Strike Price CAD 7.00A	56,329	219

Total Materials		205,580

Total Warrants (Cost $2,587,994)		2,934,420

CONVERTIBLE PREFERRED STOCKS - 23.80%
Financials - 9.63%
Capital Markets - 7.75%
Mandatory Exchangeable Trust, 5.750%, Due 6/3/2019B	10,000	2,065,565
Mandatory Exchangeable Trust, 5.188%, Due 12/1/2020B	27,833	3,426,243
Virtus Investment Partners, Inc., Series D, 7.250%, Due 2/1/2020	23,879	2,524,170

		8,015,978

Insurance - 1.88%
Assurant, Inc., Series D, 6.500%, Due 3/15/2021	18,676	1,945,105

Total Financials		9,961,083

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares		Fair Value
CONVERTIBLE PREFERRED STOCKS - 23.80% (continued)
Health Care - 0.83%
Health Care Providers & Services - 0.83%
Anthem, Inc., 5.250%, Due 5/1/2018		15,944	$856,193

Industrials - 0.03%
Commercial Services & Supplies - 0.03%
Stericycle, Inc., 5.250%, Due 9/15/2018		695	31,392

Information Technology - 3.32%
Electronic Equipment, Instruments & Components - 2.10%
Belden, Inc., 6.750%, Due 7/15/2019		23,388	2,172,988

Semiconductors & Semiconductor Equipment - 1.22%
MTS Systems Corp., 8.750%, Due 7/1/2019		10,785	1,262,851
SunEdison, Inc., 6.750% Series AC D E		500	1

			1,262,852

Total Information Technology			3,435,840

Utilities - 9.99%
Independent Power & Renewable Electricity Producers - 3.33%
Dynegy, Inc., 7.000%, Due 7/1/2019		39,792	3,442,008

Multi-Utilities - 6.66%
Dominion Energy, Inc., Series A, 6.750%, Due 8/15/2019		77,091	3,573,792
DTE Energy Co., 6.500%, Due 10/1/2019		14,343	745,262
Sempra Energy, Series A, 6.000%, Due 1/15/2021		25,237	2,574,480

			6,893,534

Total Utilities			10,335,542

Total Convertible Preferred Stocks (Cost $24,284,051)			24,620,050

	Principal Amount*
CORPORATE OBLIGATIONS - 1.76% (Cost $1,803,768)
Communications - 1.76%
Zendesk, Inc., 0.250%, Due 3/15/2023B		$1,792,000	1,822,464

CONVERTIBLE OBLIGATIONS - 12.89%
Basic Materials - 3.42%
Cleveland-Cliffs, Inc., 1.500%, Due 1/15/2025		2,116,000	2,283,346
First Majestic Silver Corp., 1.875%, Due 3/1/2023B		1,325,000	1,256,232

			3,539,578

Communications - 4.40%
Liberty Media Corp., 2.125%, Due 3/31/2048B		2,100,000	2,071,440
SBI Holdings, Inc., 0.000%, Due 9/14/2020F	JPY	180,000,000	2,476,152

			4,547,592

Consumer, Cyclical - 4.13%
Suzuki Motor Corp., 0.000%, Due 3/31/2023F	JPY	200,000,000	2,685,494
Tesla, Inc., 1.250%, Due 3/1/2021		1,603,000	1,591,818

			4,277,312

Industrial - 0.94%
Teekay Corp., 5.000%, Due 1/15/2023B		1,013,000	974,957

Total Convertible Obligations (Cost $13,281,963)			13,339,439

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 5.15%
Consumer, Non-Cyclical - 5.15%
Terumo Corp., 0.010%, Due 12/6/2021F	JPY	210,000,000	$2,851,840
Herbalife Nutrition Ltd., 2.625%, Due 3/15/2024B		$2,475,000	2,477,492

			5,329,332

Total Foreign Corporate Obligations (Cost $4,843,682)			5,329,332

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.22%
Agency CMO Interest Only - 10.83%
Fannie Mae Interest Strip,
8.500%, Due 3/25/2023, 211 2		165,780	23,552
5.000%, Due 4/25/2034, 351 5		221,166	44,788
5.500%, Due 8/25/2035, 359 14		810,215	167,070
5.500%, Due 10/25/2035, 359 12		825,389	178,664
7.000%, Due 2/25/2037, 381 17		628,796	154,759
Fannie Mae REMIC Trust,
6.500%, Due 3/25/2027, 1997-9 H		619,630	81,172
7.000%, Due 10/25/2031, 2016-3 IK		755,555	155,446
4.500%, Due 12/25/2033, 2003-119 GI		100,765	26,590
5.000%, Due 3/25/2039, 2009-11 TIG		726,293	147,254
5.000%, Due 5/25/2039, 2009-50 GI		1,125,779	191,976
5.000%, Due 2/25/2040, 2010-16 PI		114,348	28,436
5.500%, Due 12/25/2043, 2014-38 QI		1,283,420	356,175
5.000%, Due 5/25/2045, 2015-30 EI		1,321,354	269,585
5.000%, Due 10/25/2045, 2015-70 JI		1,080,344	227,826
5.500%, Due 7/25/2046, 2016-45 MI		2,426,166	556,700
Freddie Mac REMIC Trust,
5.500%, Due 10/15/2025, 3046 BI IO		1,072,568	117,449
8.500%, Due 1/15/2030, 2206 IO		109,950	22,919
5.500%, Due 3/15/2033, 2581 IL		680,909	154,779
5.500%, Due 4/15/2036, 4624 BI		1,993,850	420,304
1.000%, Due 3/15/2038, 3421 IO		7,136,426	280,031
1.531%, Due 10/15/2041, 4413 WIG		679,812	31,869
3.000%, Due 12/15/2042, 4594 IJ		3,308,460	459,955
4.222%, Due 12/15/2042, 303 157G		1,464,422	317,318
6.000%, Due 6/15/2045, 4496 ID		1,086,438	218,323
Ginnie Mae REMIC Trust,
5.000%, Due 6/20/2035, 2014-183 IM		1,458,960	313,713
5.500%, Due 9/20/2036, 2016-78 TI		3,114,716	279,552
5.000%, Due 9/20/2038, 2016-12 KI		954,799	228,192
5.500%, Due 5/16/2039, 2009-76 GI		837,533	144,734
4.500%, Due 1/16/2040, 2016-44 PI		1,681,739	369,801
4.000%, Due 2/20/2040, 2015-162 LI		1,286,250	230,483
6.000%, Due 9/20/2040, 2016-75 IO		1,656,447	380,579
3.500%, Due 10/20/2041, 2013-81 PI		3,614,046	442,091
3.500%, Due 5/16/2042, 2015-84 IO		3,115,179	613,367
5.000%, Due 5/16/2042, 2013-44 IB		1,081,711	269,489
5.500%, Due 1/20/2044, 2014-2 TI		312,282	60,123
5.000%, Due 12/16/2045, 2015-180 CI		1,774,284	404,408
4.500%, Due 5/20/2046, 2016-69 WI		2,236,743	489,387
3.500%, Due 11/20/2046, 2016-163 MI		4,183,889	521,335
1.990%, Due 6/20/2065, 2015-H17 BID G		3,795,588	427,004
1.692%, Due 2/20/2066, 2016-H04 KID G		4,338,063	341,622
2.044%, Due 2/20/2066, 2016-H07 NID G		4,336,407	460,743
2.189%, Due 4/20/2066, 2016-H13 EID G		3,664,251	403,068
1.651%, Due 2/20/2068, 2018-H02 NI, IOG		1,502,696	197,229

			11,209,860

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount*	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.22% (continued)
Agency CMO Interest Only Inverse Floater - 3.39%
Fannie Mae REMIC Trust,
5.879%, Due 3/25/2032, 2002-8 SC, (1-mo. LIBOR + 7.750%)H	$467,831	$86,847
5.500%, Due 7/25/2033, 2004-62 TP, (1-mo. LIBOR + 38.500%)H	1,637,315	309,918
4.759%, Due 7/25/2035, 2005-66 LS, (1-mo. LIBOR + 6.630%)H	1,897,255	302,126
4.699%, Due 6/25/2036, 2006-44 SF, (1 mo. LIBOR + 6.570%)H	2,923,573	411,930
4.739%, Due 7/25/2036, 2007-28 GS, (1-mo. LIBOR + 6.610%)H	710,095	108,901
Freddie Mac REMIC Trust,
9.590%, Due 7/15/2033, 2647 IV, (1-mo. LIBOR + 13.750%)H	495,705	260,366
4.273%, Due 3/15/2035, 2950 SN, (1-mo. LIBOR + 6.050%)H	659,583	86,139
4.923%, Due 10/15/2036, 3232 ST, (1-mo. LIBOR + 6.700%)H	151,995	19,771
4.673%, Due 3/15/2037, 3284 BI IO, (1-mo. LIBOR + 6.450%)H	919,483	157,849
5.353%, Due 7/15/2037, 3355 KI, (1-mo. LIBOR + 7.130%)H	1,927,189	234,023
4.253%, Due 9/15/2037, 3368 AI, (1-mo. LIBOR + 6.030%)H	1,133,485	157,900
4.443%, Due 9/15/2041, 3997 ES, (1-mo. LIBOR + 6.930%)H	20,670	20,049
0.437%, Due 4/15/2043, 4517 KI, (1-mo. LIBOR + 1.071%)H	3,508,955	83,811
Ginnie Mae REMIC Trust,
5.714%, Due 6/16/2032, 2002-41 SY, (1-mo. LIBOR + 7.500%)H	85,184	9,994
5.914%, Due 2/16/2033, 2003-11 SK, (1-mo. LIBOR + 7.700%)H	203,722	24,983
5.828%, Due 6/20/2033, 2004-56 S, (1-mo. LIBOR + 7.650%)H	336,717	64,537
4.644%, Due 10/16/2033, 2003-92 SN, (1-mo. LIBOR + 6.430%)H	140,182	19,286
4.778%, Due 11/20/2033, 2003-98 SC, (1-mo. LIBOR + 6.600%)H	1,004,549	177,567
5.278%, Due 6/20/2034, 2004-46 S, (1-mo. LIBOR + 7.100%)H	2,155,070	372,487
4.278%, Due 9/20/2034, 2004-86 SP, (1-mo. LIBOR + 6.100%)H	125,719	12,600
4.278%, Due 1/20/2035, 2009-25 SB, (1-mo. LIBOR + 6.100%)H	510,212	3,494
4.774%, Due 11/16/2036, 2008-83 SD, (1-mo. LIBOR + 6.560%)H	80,685	12,718
4.828%, Due 12/20/2037, 2007-81 SP, (1-mo. LIBOR + 6.650%)H	1,853,877	272,205
4.178%, Due 5/20/2040, 2016-75 SA, (1-mo. LIBOR + 6.000%)H	2,440,989	301,548

		3,511,049

Total Collateralized Mortgage Obligations (Cost $15,159,572)		14,720,909

	Shares
INVESTMENT COMPANIES - 12.74%
Closed-End Funds - 12.74%
Aberdeen Asia-Pacific Income Fund, Inc.	117,883	558,766
Adams Natural Resources Fund, Inc.	20,535	374,558
Altaba, Inc.A	5,660	419,066
BlackRock Corporate High Yield Fund, Inc.	43,203	457,520
BlackRock Investment Quality Municipal Trust, Inc.	5,700	78,261
Cushing Energy Income Fund	36,285	316,405
Eaton Vance Senior Income Trust	51,135	348,229
Highland Floating Rate Opportunities FundA	133,441	2,133,722
Invesco Dynamic Credit Opportunities Fund	44,680	524,096
Invesco Municipal Opportunity Trust	25,800	302,376
Invesco Senior Income Trust	206,371	908,032
Nuveen AMT-Free Quality Municipal Income Fund	39,542	514,046
Nuveen California Quality Municipal Income Fund	22,400	299,936
Nuveen Credit Strategies Income Fund	120,450	956,373
Nuveen New York AMT-Free Quality Municipal Income Fund	17,153	208,581
Nuveen Quality Municipal Income Fund	14,073	184,919
Pershing Square Holdings Ltd./FundA	164,375	1,995,513
Prudential Short Duration High Yield Fund, Inc.	61,008	862,043

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 12.74% (continued)
Closed-End Funds - 12.74% (continued)
Putnam Municipal Opportunities Trust	9,347	$108,986
Voya Prime Rate Trust	172,159	896,948
Western Asset Global High Income Fund, Inc.	24,687	232,305
Western Asset High Income Opportunity Fund, Inc.	104,163	501,024

Total Closed-End Funds		13,181,705

Total Investment Companies (Cost $13,460,466)		13,181,705

EXCHANGE-TRADED INSTRUMENTS - 4.89%
Exchange-Traded Funds - 3.18%
Lyxor Daily Double Short BUND UCITS ETFA	35,000	1,530,858
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	48,888	1,338,064
SPDR Euro Stoxx 50 ETF	10,333	416,110

Total Exchange-Traded Funds		3,285,032

Exchange-Traded Notes - 1.71%
ETRACS 2X Monthly Leveraged Algerian MLP Infrastructure Index ETN, Series B	29,614	834,226
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN	58,645	935,388

Total Exchange-Traded Notes		1,769,614

Total Exchange-Traded Instruments (Cost $5,154,343)		5,054,646

SHORT-TERM INVESTMENTS - 22.61% (Cost $23,385,785)
Investment Companies - 22.61%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.54%I J	23,385,785	23,385,785

TOTAL SECURITIES HELD LONG (Cost $107,732,966)		108,161,269

SECURITIES HELD SHORT
COMMON STOCKS - (40.80%)
Consumer Discretionary - (7.55%)
Automobiles - (2.77%)
Suzuki Motor Corp.	(40,100)	(2,149,244)
Tesla, Inc.A	(2,677)	(712,430)

		(2,861,674)

Hotels, Restaurants & Leisure - (1.47%)
Del Taco Restaurants, Inc.A	(146,882)	(1,521,698)

Media - (3.31%)
Hemisphere Media Group, Inc.A	(1,070)	(12,037)
New York Times Co., Class A	(119,255)	(2,874,046)
Sirius XM Holdings, Inc.	(85,889)	(535,947)

		(3,422,030)

Total Consumer Discretionary		(7,805,402)

Consumer Staples - (3.29%)
Food Products - (2.08%)
Hostess Brands, Inc.A	(62,457)	(923,739)
Simply Good Foods Co.A	(89,441)	(1,228,025)

		(2,151,764)

Personal Products - (1.21%)
Herbalife Ltd.A	(12,870)	(1,254,439)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (40.80%) (continued)
Consumer Staples - (3.29%) (continued)
Total Consumer Staples		$(3,406,203)

Energy - (0.37%)
Oil, Gas & Consumable Fuels - (0.37%)
Teekay Corp.	(47,125)	(381,242)

Financials - (7.94%)
Banks - (2.87%)
Associated Banc-Corp	(1,861)	(46,246)
TCF Financial Corp.	(128,271)	(2,925,861)

		(2,972,107)

Capital Markets - (3.84%)
SBI Holdings, Inc.	(83,700)	(1,920,919)
Virtus Investment Partners, Inc.	(16,556)	(2,049,633)

		(3,970,552)

Insurance - (1.23%)
Assurant, Inc.	(13,865)	(1,267,400)

Total Financials		(8,210,059)

Health Care - (3.12%)
Biotechnology - 0.00%
BioTime, Inc.A	(451)	(1,213)

Health Care Equipment & Supplies - (2.32%)
Terumo Corp.	(46,678)	(2,403,980)

Health Care Providers & Services - (0.80%)
Anthem, Inc.	(3,745)	(822,776)

Total Health Care		(3,227,969)

Industrials - (0.32%)
Machinery - (0.04%)
Rexnord Corp.A	(1,425)	(42,294)

Trading Companies & Distributors - (0.28%)
Nexeo Solutions, Inc.A	(27,333)	(292,463)

Total Industrials		(334,757)

Information Technology - (9.03%)
Electronic Equipment, Instruments & Components - (2.64%)
Belden, Inc.	(24,388)	(1,681,309)
MTS Systems Corp.	(20,233)	(1,045,034)

		(2,726,343)

Internet Software & Services - (5.56%)
Alibaba Group Holding Ltd., Sponsored ADRA	(23,593)	(4,330,259)
Tencent Holdings Ltd., ADR	(14,137)	(753,361)
Weibo Corp., Sponsored ADRA	(5,623)	(672,173)

		(5,755,793)

Software - (0.83%)
Dell Technologies, Inc., Class VA	(1,250)	(91,513)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (40.80%) (continued)
Information Technology - (9.03%) (continued)
Software - (0.83%) (continued)
Zendesk, Inc.A	(16,000)	$(765,920)

		(857,433)

Total Information Technology		(9,339,569)

Materials - (2.14%)
Chemicals - (0.60%)
AgroFresh Solutions, Inc.A	(84,832)	(623,515)

Metals & Mining - (1.54%)
Cleveland-Cliffs, Inc.A	(161,459)	(1,122,140)
First Majestic Silver Corp.A	(76,190)	(465,521)

		(1,587,661)

Total Materials		(2,211,176)

Real Estate - (0.44%)
Real Estate Management & Development - (0.44%)
Willscot Corp.A	(33,731)	(460,428)

Utilities - (6.60%)
Independent Power & Renewable Electricity Producers - (2.86%)
Dynegy, Inc.A	(218,558)	(2,954,904)

		(2,954,904)

Multi-Utilities - (3.74%)
Dominion Energy, Inc.	(26,962)	(1,818,048)
DTE Energy Co.	(3,683)	(384,505)
Sempra Energy	(15,014)	(1,669,857)

		(3,872,410)

Total Utilities		(6,827,314)

TOTAL COMMON STOCKS (Proceeds $(41,393,526))		(42,204,119)

EXCHANGE-TRADED INSTRUMENTS - (3.78%)
Exchange-Traded Funds - (3.78%)
CurrencyShares Euro TrustA	(23,870)	(2,824,537)
CurrencyShares Japanese Yen TrustA	(4,700)	(423,517)
Direxion Daily Gold Miners Index Bear 3X Shares ETF	(9,244)	(238,033)
Direxion Daily Gold Miners Index Bull 3X Shares ETF	(17,368)	(423,779)
VanEck Vectors Gold Miners ETF	(239)	(5,254)

Total Exchange-Traded Funds		(3,915,120)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(4,195,540))		(3,915,120)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - (1.32%)
Consumer Cyclical - (0.54%)
Auto Manufacturers - (0.54%)
Tesla, Inc.B	$(641,000)	$(559,272)

		(559,272)

Materials - (0.78%)
Cleveland-Cliffs, Inc.B	(839,000)	(801,245)

		(801,245)

TOTAL CORPORATE OBLIGATIONS (Proceeds $(1,396,051))		(1,360,517)

TOTAL SECURITITES SOLD SHORT (Proceeds $(46,985,117))		(47,479,756)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 104.55% (Cost $107,732,966)		108,161,269
TOTAL PURCHASED OPTIONS - 6.50% (Cost $8,940,658)		6,724,230
TOTAL WRITTEN OPTIONS - (2.14%) (Cost $(2,245,888))		(2,218,318)
TOTAL SECURITIES SOLD SHORT - (45.90%) (Proceeds $(46,985,117))		(47,479,756)
OTHER ASSETS, NET OF LIABILITIES - 36.99%		38,260,821

NET ASSETS - 100.00%		$103,448,246

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	Non-income producing security.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $12,733,876 or 12.29% of net assets. The Fund has no right to demand registration of these securities.
C	A type of Preferred Stock that has no maturity date.
D	Value was determined using significant unobservable inputs.
E	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1 or 0.00% of net assets.
F	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2018.
I	The Fund is affiliated by having the same investment advisor.
J	7-day yield.
K	Usually consists of one common stock and/or rights and warrants.

ADR - American Depositary Receipt.

Bund - German Federal Government Bond.

CMO - Collateralized Mortgage Obligation.

ETF - Exchange-Traded Fund.

ETN - Exchange-Traded Note.

Euro Stoxx 50 - Eurozone Blue-chip Index.

LIBOR - London Interbank Offered Rate.

MLP - Master Limited Partnership.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SPDR - Standard & Poor’s Depository Receipt.

UCITS - Undertaking for Collective Investments in Transferable Securities.

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Purchased Futures Contracts Open on March 31, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOE VIX Futures	31	June 2018	$563,172	$583,575	$20,403
Russell 2000 E-Mini Index Futures	22	June 2018	1,676,894	1,684,320	7,426

			$2,240,066	$2,267,895	$27,829

Sold Futures Contracts Open on March 31, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	14	June 2018	$(1,853,746)	$(1,850,100)	$3,646

			$(1,853,746)	$(1,850,100)	$3,646

OTC Swap Agreements Outstanding on March 31, 2018:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	Dell Technologies, Inc.	DUB	2.427%	8/3/2018	32,793	2,536,211	$—	$(135,435)
Pay	1-Month USD-LIBOR	Zions Bancorporation	DUB	2.977%	8/3/2018	231,201	5,340,743	—	(647,363)
Receive	1-Month USD-LIBOR	Zions Bancorporation	DUB	1.477%	8/3/2018	226,841	12,640,166	—	678,840
Receive	1-Month USD-LIBOR	VMware, Inc.	DUB	0.677%	10/23/2018	18,000	2,232,540	—	49,680
Receive	1-Month USD-LIBOR	Powershares CurrencyShares Euro Trust ETF	DUB	1.000%	11/1/2018	34,300	4,085,473	—	26,754
Pay	1-Month USD-LIBOR	ASBISc Enterprises PLC	DUB	2.977%	11/29/2018	197,816	857,532	—	243,501
Receive	1-Month USD-LIBOR	ASBISc Enterprises PLC	DUB	1.477%	11/29/2018	178,034	4,753,508	—	329,363

								$—	$545,340

Purchased Options Contracts Open on March 31, 2018:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - CurrencyShares Euro Trust	CCP	114.50	4/13/2018	USD	500	50,000	$4,769	$1,000	$(3,769)
Call - Zions Bancorp	DUB	48.00	4/20/2018	USD	200	20,000	62,000	104,000	42,000
Call - Weibo Corp.	CCP	140.00	4/20/2018	USD	56	5,600	16,191	3,359	(12,832)
Call - Monsanto Co.	CCP	120.00	4/20/2018	USD	2	200	851	218	(633)
Call - Altaba, Inc.	CCP	67.50	4/20/2018	USD	300	30,000	292,479	216,000	(76,479)
Call - Time Warner, Inc.	CCP	92.50	4/20/2018	USD	416	41,600	157,434	114,400	(43,034)
Put - Dominion Energy, Inc.	CCP	70.00	4/20/2018	USD	90	9,000	6,214	24,750	18,536
Put - iShares iBoxx High Yield Corporate Bond ETF	CCP	82.00	4/20/2018	USD	1,000	100,000	39,038	6,000	(33,038)
Put - Dynegy, Inc.	CCP	12.00	4/20/2018	USD	113	11,300	2,830	1,130	(1,700)
Put - Black Hills Corp.	CCP	50.00	4/20/2018	USD	27	2,700	555	1,013	458

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - iShares iBoxx High Yield Corporate Bond ETF	CCP	83.00	4/20/2018	USD	475	47,500	$14,743	$5,700	$(9,043)
Put - CurrencyShares Euro Trust	CCP	114.50	4/27/2018	USD	1,000	100,000	6,038	6,500	462
Call - Rayonier Advanced Materials, Inc.	CCP	25.00	5/18/2018	USD	32	3,200	1,297	1,360	63
Call - Rexnord Corp.	CCP	30.00	5/18/2018	USD	57	5,700	2,311	6,270	3,959
Call - Rayonier Advanced Materials, Inc.	CCP	22.50	5/18/2018	USD	35	3,500	3,344	4,025	681
Call - SPDR EURO STOXX 50 ETF	CCP	46.00	5/18/2018	USD	1,539	153,900	77,908	5,386	(72,522)
Call - SPDR EURO STOXX 50 ETF	CCP	42.00	5/18/2018	USD	1,040	104,000	24,479	25,480	1,001
Put - SPDR EURO STOXX 50 ETF	CCP	42.00	5/18/2018	USD	485	48,500	37,365	84,875	47,510
Call - VanEck Vectors Gold Miners ETF	CCP	18.00	6/15/2018	USD	800	80,000	295,651	330,000	34,349
Put - Dynegy, Inc.	CCP	10.00	6/15/2018	USD	155	15,500	7,116	5,038	(2,078)
Put - Assurant, Inc.	CCP	80.00	6/15/2018	USD	20	2,000	2,111	1,700	(411)
Put - TCF Financial Corp.	CCP	22.50	7/20/2018	USD	1,000	100,000	269,317	120,000	(149,317)
Put - Dynegy, Inc.	CCP	10.00	9/21/2018	USD	56	5,600	2,860	1,400	(1,460)
Call - CurrencyShares Euro Trust	CCP	113.00	1/18/2019	USD	1,778	177,800	935,490	1,400,175	464,685
Call - CurrencyShares Euro Trust	CCP	116.00	1/18/2019	USD	1,761	176,100	885,075	986,160	101,085
Call - CurrencyShares Japanese Yen Trust	CCP	92.00	1/18/2019	USD	50	5,000	17,002	13,250	(3,752)
Call - CurrencyShares Japanese Yen Trust	CCP	87.00	1/18/2019	USD	402	40,200	189,252	221,100	31,848
Call - CurrencyShares Euro Trust	CCP	120.00	1/18/2019	USD	3,838	383,800	1,621,548	1,189,780	(431,768)
Put - CurrencyShares Euro Trust	CCP	102.00	1/18/2019	USD	400	40,000	144,217	4,000	(140,217)
Put - CurrencyShares Euro Trust	CCP	103.00	1/18/2019	USD	1,650	165,000	654,376	21,450	(632,926)
Put - CurrencyShares Euro Trust	CCP	101.00	1/18/2019	USD	150	15,000	48,531	1,350	(47,181)
Put - CurrencyShares Euro Trust	CCP	104.00	1/18/2019	USD	1,589	158,900	653,253	24,629	(628,624)
Put - CurrencyShares Japanese Yen Trust	CCP	87.00	1/18/2019	USD	930	93,000	354,683	88,349	(266,334)
Put - CurrencyShares Japanese Yen Trust	CCP	85.00	1/18/2019	USD	819	81,900	210,338	45,045	(165,293)
Put - CurrencyShares Euro Trust	CCP	113.00	1/18/2019	USD	2,037	203,700	381,182	174,163	(207,019)
Put - CurrencyShares Euro Trust	CCP	117.00	1/18/2019	USD	1,154	115,400	219,915	224,453	4,538
Put - Sirius XM Holdings, Inc.	CCP	5.00	1/18/2019	USD	941	94,100	24,031	27,289	3,258
Put - Herbalife Ltd.	CCP	60.00	1/18/2019	USD	99	9,900	16,319	16,632	313
Put - Herbalife Ltd.	CCP	57.50	1/18/2019	USD	3	300	452	420	(32)
Put - CurrencyShares Euro Trust	CCP	116.00	1/18/2019	USD	5	500	723	750	27
Call - CurrencyShares Euro Trust	CCP	120.00	1/17/2020	USD	99	9,900	61,557	60,885	(672)
Put - CurrencyShares Euro Trust	CCP	116.00	1/17/2020	USD	830	83,000	208,079	199,200	(8,879)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - CurrencyShares Euro Trust	CCP	117.00	1/17/2020	USD	62	6,200	$18,705	$16,895	$(1,810)

							$7,971,629	$5,785,579	$(2,186,050)

Index Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - S&P 500 Index	CCP	2,710.00	4/13/2018	USD	20	2,000	$24,811	$26,600	$1,789
Call - S&P 500 Index	CCP	2,725.00	4/20/2018	USD	17	1,700	96,250	22,015	(74,235)
Put - S&P 500 Index	CCP	2,725.00	4/20/2018	USD	17	1,700	103,178	153,000	49,822
Call - Russell 2000 Index	CCP	1,580.00	6/15/2018	USD	30	3,000	162,565	85,500	(77,065)
Call - Russell 2000 Index	CCP	1,550.00	6/15/2018	USD	10	1,000	36,806	44,000	7,194
Put - Russell 2000 Index	CCP	1,580.00	6/15/2018	USD	30	3,000	163,775	247,830	84,055
Put - Russell 2000 Index	CCP	1,550.00	6/15/2018	USD	10	1,000	54,806	54,161	(645)
Call - CBOE SPX Volatility Index	CCP	25.00	6/20/2018	USD	714	71,400	138,544	138,544	—

							$780,735	$771,650	$(9,085)

Options on Exchange-Traded Futures Contracts

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Canadian Dollar Currency Futures	CCP	75.00	9/7/2018	USD	50	50,000	$188,294	$167,001	$(21,293)

							$188,294	$167,001	$(21,293)

Written Options Contracts Open on March 31, 2018:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - Monsanto Co.	CCP	125.00	4/20/2018	USD	2	200	$(329)	$(28)	$301
Call - Time Warner, Inc.	CCP	100.00	4/20/2018	USD	416	41,600	(30,050)	(8,736)	21,314
Put - Altaba, Inc.	CCP	67.50	4/20/2018	USD	300	30,000	(32,675)	(10,800)	21,875
Put - Hostess Brands, Inc.	CCP	12.50	10/19/2018	USD	100	10,000	(4,996)	(4,500)	496

							$(68,050)	$(24,064)	$43,986

Exchange-Traded Fund Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Put - iShares iBoxx High Yield Corporate Bond ETF	CCP	77.00	4/20/2018	USD	1,000	100,000	$(10,962)	$(3,000)	$7,962
Call - CurrencyShares Euro Trust	CCP	120.00	6/15/2018	USD	662	66,200	(111,992)	(66,200)	45,792
Call - CurrencyShares Euro Trust	CCP	116.00	6/15/2018	USD	1,163	116,300	(445,924)	(366,345)	79,579
Call - CurrencyShares Euro Trust	CCP	113.00	6/15/2018	USD	1,857	185,700	(1,104,821)	(1,104,915)	(94)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - CurrencyShares Japanese Yen Trust	CCP	87.00	6/15/2018	USD	850	85000	$(35,089)	$(21,250)	$13,839

							$(1,708,788)	$(1,561,710)	$147,078

Index Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - S&P 500 Index	CCP	2,725.00	5/18/2018	USD	22	2,200	$(76,241)	$(218,284)	$(142,043)
Call - S&P 500 Index	CCP	2,750.00	6/15/2018	USD	22	2,100	(152,340)	(70,980)	81,360
Put - S&P 500 Index	CCP	2,750.00	6/15/2018	USD	21	2,100	(189,089)	(291,900)	(102,811)
Call - CBOE SPX Volatility Index	CCP	40.00	6/20/2018	USD	714	71,400	(51,380)	(51,380)	—

							$(469,050)	$(632,544)	$(163,494)

Glossary:

Counterparty Abbreviations:

DUB	Deutsche Bank AG

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:

CBOE	Chicago Board Options Exchange
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index
VIX	Volatility Index

Other Abbreviations:

CCP	Central Counterparty Clearing House
ETF	Exchange-Traded Fund
Euro Stoxx 50	Eurozone Blue-chip Index
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2018, the investments were classified as described below:

Ionic Strategic Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,772,519	$—	$—	$3,772,519
Warrants	2,934,420	—	—	2,934,420
Convertible Preferred Stocks	3,442,008	21,178,041	1	24,620,050
Corporate Obligations	—	1,822,464	—	1,822,464
Convertible Obligations	—	13,339,439	—	13,339,439
Foreign Corporate Obligations	—	5,329,332	—	5,329,332
Collateralized Mortgage Obligations	—	13,088,472	1,632,437	14,720,909
Investment Companies	13,181,705	—	—	13,181,705

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Exchange-Traded Instruments	5,054,646	—	—	5,054,646
Short-Term Investments	23,385,785	—	—	23,385,785

Total Investments in Securities - Assets	$51,771,083	$54,757,748	$1,632,438	$108,161,269

Liabilities
Common Stocks (Sold Short)	$(42,204,119)	$—	$—	$(42,204,119)
Exchange-Traded Instruments Sold Short	(3,915,120)	—	—	(3,915,120)
Corporate Obligations Sold Short	—	(1,360,517)	—	(1,360,517)

Total Investments in Securities - Liabilities	(46,119,239)	(1,360,517)	—	(47,479,756)

Total Investments in Securities	$5,651,844	$53,397,231	$1,632,438	$60,681,513

Financial Derivative Instruments - Assets
Futures Contracts	$31,475	$—	$—	$31,475
Swap Contract Agreements	—	1,328,138	—	1,328,138
Purchased Options	6,724,230	—	—	6,724,230

Total Financial Derivative Instruments - Assets	$6,755,705	$1,328,138	$—	$8,083,843

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(782,798)	$—	$(782,798)
Written Options	(2,218,318)	—	—	(2,218,318)

Total Financial Derivative Instruments - Liabilities	$(2,218,318)	$(782,798)	$—	$(3,001,116)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. As of March 31, 2018, there were transfers from Level 1 to Level 2 with a fair value of $21,178,041, transfers from Level 2 to Level 1 with a fair value of $2,557,711, and transfers from Level 1 to Level 3 with a fair value of $1 for the Fund. The transfer from Level 1 to Level 3 was due to the security being priced using significant unobservable inputs used in the fair valuation techniques.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 12/31/2017	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 3/31/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Convertible Preferred Stocks	$—	$—	$—	$—	$—	$—	$1	$—	$1	$—
Collateralized Mortgage Obligations	1,741,554	—	—	—	(68,363)	(40,754)	—	—	1,632,437	(281,707)

	$1,741,554	$—	$—	$—	$(68,363)	$(40,754)	$1	$—	$1,632,438	$(281,707)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Positions By Investment Strategy		Fund
Convertible Arbitrage		27
Credit/Rates Relative Value Arbitrage		8
Equity Arbitrage		28
Volatility Arbitrage		14
Total		77

Investment Strategy Exposure (%)	LMV*	SMV**
Convertible Arbitrage	44	(31)
Credit/Rates Relative Value Arbitrage	27	—
Equity Arbitrage	18	(28)
Volatility Arbitrage	8	(12)
Total	97	(71)

*	Long Market Value
**	Short Market Value

Source: Ionic Capital Management LLC

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37%
Consumer Discretionary - 13.28%
Automobiles - 0.47%
Tesla, Inc.A	2,159	$574,575

Distributors - 1.06%
LKQ Corp.A	33,875	1,285,556

Diversified Consumer Services - 1.15%
Bright Horizons Family Solutions, Inc.A	14,076	1,403,659

Hotels, Restaurants & Leisure - 1.85%
Domino’s Pizza, Inc.	5,054	1,180,412
MGM Resorts International	30,587	1,071,157

		2,251,569

Internet & Direct Marketing Retail - 1.72%
Expedia Group, Inc.	8,561	945,220
Netflix, Inc.A	3,890	1,148,911

		2,094,131

Media - 1.38%
Live Nation Entertainment, Inc.A	39,946	1,683,324

Specialty Retail - 4.29%
Burlington Stores, Inc.A	15,045	2,003,242
Ross Stores, Inc.	20,893	1,629,236
Ulta Salon Cosmetics & Fragrance, Inc.A	7,751	1,583,297

		5,215,775

Textiles, Apparel & Luxury Goods - 1.36%
Lululemon Athletica, Inc.A	18,547	1,652,909

Total Consumer Discretionary		16,161,498

Consumer Staples - 2.70%
Beverages - 2.70%
Brown-Forman Corp., Class B	23,656	1,286,886
Monster Beverage Corp.A	35,023	2,003,666

		3,290,552

Total Consumer Staples		3,290,552

Energy - 3.13%
Energy Equipment & Services - 1.11%
Core Laboratories N.V.B	9,184	993,892
RPC, Inc.B	20,229	364,729

		1,358,621

Oil, Gas & Consumable Fuels - 2.02%
Cabot Oil & Gas Corp.	44,948	1,077,853
Pioneer Natural Resources Co.	6,243	1,072,423
Range Resources Corp.	20,956	304,700

		2,454,976

Total Energy		3,813,597

Financials - 4.77%
Banks - 3.14%
East West Bancorp, Inc.	24,819	1,552,180

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Financials - 4.77% (continued)
Banks - 3.14% (continued)
SVB Financial GroupA	9,487	$2,276,975

		3,829,155

Capital Markets - 1.63%
MarketAxess Holdings, Inc.	9,108	1,980,443

Total Financials		5,809,598

Health Care - 21.25%
Biotechnology - 1.01%
Alexion Pharmaceuticals, Inc.A	6,890	767,959
Exelixis, Inc.A	20,912	463,201

		1,231,160

Health Care Equipment & Supplies - 9.84%
ABIOMED, Inc.A	6,100	1,775,039
Align Technology, Inc.A	2,902	728,779
Dentsply Sirona, Inc.	13,639	686,178
DexCom, Inc.A	16,397	1,216,002
Hologic, Inc.A	26,969	1,007,562
IDEXX Laboratories, Inc.A	12,289	2,351,992
Intuitive Surgical, Inc.A	4,010	1,655,448
ResMed, Inc.	18,471	1,818,839
Varian Medical Systems, Inc.A	6,030	739,580

		11,979,419

Health Care Providers & Services - 1.80%
Acadia Healthcare Co., Inc.A	25,135	984,789
Henry Schein, Inc.A	17,960	1,207,092

		2,191,881

Health Care Technology - 3.52%
athenahealth, Inc.A	8,306	1,188,007
Cerner Corp.A	23,731	1,376,398
Medidata Solutions, Inc.A	19,964	1,253,939
Veeva Systems, Inc., Class AA	6,338	462,801

		4,281,145

Life Sciences Tools & Services - 4.66%
ICON PLCA	13,118	1,549,760
Illumina, Inc.A	8,192	1,936,753
PRA Health Sciences, Inc.A	12,691	1,052,845
QIAGEN N.V.A	34,986	1,130,398

		5,669,756

Pharmaceuticals - 0.42%
Pacira Pharmaceuticals, Inc.A	16,355	509,458

Total Health Care		25,862,819

Industrials - 12.14%
Aerospace & Defense - 0.90%
HEICO Corp., Class A	15,407	1,093,127

Commercial Services & Supplies - 1.45%
Copart, Inc.A	34,715	1,768,035

Electrical Equipment - 1.61%
Rockwell Automation, Inc.	6,029	1,050,252

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Industrials - 12.14% (continued)
Electrical Equipment - 1.61% (continued)
Sensata Technologies Holding PLCA	17,525	$908,321

		1,958,573

Industrial Conglomerates - 0.93%
Roper Technologies, Inc.	4,048	1,136,233

Machinery - 0.50%
Middleby Corp.A	4,898	606,323

Professional Services - 3.49%
IHS Markit Ltd.A	21,325	1,028,718
Verisk Analytics, Inc.A	18,930	1,968,720
WageWorks, Inc.A	27,569	1,246,119

		4,243,557

Road & Rail - 1.15%
JB Hunt Transport Services, Inc.	11,989	1,404,511

Trading Companies & Distributors - 2.11%
Fastenal Co.	24,057	1,313,271
MSC Industrial Direct Co., Inc., Class A	13,615	1,248,632

		2,561,903

Total Industrials		14,772,262

Information Technology - 39.89%
Communications Equipment - 2.28%
Harris Corp.	9,548	1,539,901
Palo Alto Networks, Inc.A	6,826	1,239,056

		2,778,957

Electronic Equipment, Instruments & Components - 5.65%
Cognex Corp.	28,502	1,481,819
FLIR Systems, Inc.	42,051	2,102,970
IPG Photonics Corp.A	8,249	1,925,152
National Instruments Corp.	26,972	1,363,974

		6,873,915

Internet Software & Services - 4.95%
2U, Inc.A	5,363	450,653
CoStar Group, Inc.A	6,418	2,327,680
GrubHub, Inc.A	12,864	1,305,310
MercadoLibre, Inc.	5,437	1,937,693

		6,021,336

IT Services - 6.18%
Euronet Worldwide, Inc.A	17,098	1,349,374
Fiserv, Inc.A	17,178	1,224,963
Global Payments, Inc.	13,284	1,481,432
Square, Inc., Class AA	31,287	1,539,320
WEX, Inc.A	12,285	1,924,077

		7,519,166

Semiconductors & Semiconductor Equipment - 4.50%
Lam Research Corp.	5,466	1,110,473
Microchip Technology, Inc.	21,814	1,992,927
NVIDIA Corp.	1,581	366,144
ON Semiconductor Corp.A	26,746	654,207

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.37% (continued)
Information Technology - 39.89% (continued)
Semiconductors & Semiconductor Equipment - 4.50% (continued)
Xilinx, Inc.	18,751	$1,354,572

		5,478,323

Software - 16.33%
ANSYS, Inc.A	6,479	1,015,195
Aspen Technology, Inc.A	22,608	1,783,545
Autodesk, Inc.A	13,056	1,639,572
Cadence Design Systems, Inc.A	38,442	1,413,512
Check Point Software Technologies Ltd.A	5,580	554,317
Electronic Arts, Inc.A	14,331	1,737,490
Fortinet, Inc.A	23,625	1,265,828
Proofpoint, Inc.A	5,778	656,670
PTC, Inc.A	13,997	1,091,906
Red Hat, Inc.A	11,682	1,746,576
salesforce.com, Inc.A	7,133	829,568
Splunk, Inc.A	11,268	1,108,659
Tableau Software, Inc., Class AA	14,604	1,180,295
Take-Two Interactive Software, Inc.A	13,868	1,356,013
Tyler Technologies, Inc.A	3,918	826,541
Ultimate Software Group, Inc.A	6,850	1,669,345

		19,875,032

Total Information Technology		48,546,729

Materials - 0.21%
Chemicals - 0.21%
Albemarle Corp.	2,685	249,007

Total Common Stocks (Cost $80,887,585)		118,506,062

SHORT-TERM INVESTMENTS - 2.69% (Cost $3,271,856)
Investment Companies - 2.69%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.54%C D	3,271,856	3,271,856

SECURITIES LENDING COLLATERAL - 0.91% (Cost $1,106,805)
Investment Companies - 0.91%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.54%C D	1,106,805	1,106,805

TOTAL INVESTMENTS - 100.97% (Cost $85,266,246)		122,884,723
LIABILITIES, NET OF OTHER ASSETS - (0.97%)		(1,177,969)

TOTAL NET ASSETS - 100.00%		$121,706,754

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2018.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

PLC - Public Limited Company.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2018, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$118,506,062	$—	$—	$118,506,062
Short-Term Investments	3,271,856	—	—	3,271,856
Securities Lending Collateral	1,106,805	—	—	1,106,805

Total Investments in Securities - Assets	$122,884,723	$—	$—	$122,884,723

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended March 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
IDEXX Laboratories, Inc.		1.9
CoStar Group, Inc.		1.9
SVB Financial Group		1.9
FLIR Systems, Inc.		1.7
Monster Beverage Corp.		1.6
Burlington Stores, Inc.		1.6
Microchip Technology, Inc.		1.6
MarketAxess Holdings, Inc.		1.6
Verisk Analytics, Inc.		1.6
MercadoLibre, Inc.		1.6

Total Fund Holdings	93

Sector Allocation (% Equities)
Information Technology		41.0
Health Care		21.8
Consumer Discretionary		13.6
Industrials		12.5
Financials		4.9
Energy		3.2
Consumer Staples		2.8
Materials		0.2

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.81%
Consumer Discretionary - 9.56%
Diversified Consumer Services - 1.99%
Bright Horizons Family Solutions, Inc.A	62,756	$6,258,028
Chegg, Inc.A	232,632	4,806,177

		11,064,205

Hotels, Restaurants & Leisure - 2.83%
Chuy’s Holdings, Inc.A	200,000	5,240,000
Potbelly Corp.A	209,013	2,518,606
Wingstop, Inc.	169,116	7,987,349

		15,745,955

Multiline Retail - 1.33%
Ollie’s Bargain Outlet Holdings, Inc.A	122,592	7,392,298

Specialty Retail - 2.96%
Aaron’s, Inc.	181,255	8,446,483
Boot Barn Holdings, Inc.A	252,419	4,475,389
Monro, Inc.	65,287	3,499,383

		16,421,255

Textiles, Apparel & Luxury Goods - 0.45%
Canada Goose Holdings, Inc.A B	75,513	2,523,645

Total Consumer Discretionary		53,147,358

Consumer Staples - 3.36%
Beverages - 1.05%
MGP Ingredients, Inc.B	64,979	5,821,469

Food Products - 1.76%
Calavo Growers, Inc.B	106,054	9,778,179

Personal Products - 0.55%
elf Beauty, Inc.A B	159,644	3,092,304

Total Consumer Staples		18,691,952

Energy - 2.00%
Energy Equipment & Services - 1.22%
Core Laboratories N.V.	26,091	2,823,568
RigNet, Inc.A	159,843	2,173,865
RPC, Inc.B	98,524	1,776,387

		6,773,820

Oil, Gas & Consumable Fuels - 0.78%
Carrizo Oil & Gas, Inc.A	119,851	1,917,616
PDC Energy, Inc.A	48,822	2,393,743

		4,311,359

Total Energy		11,085,179

Financials - 8.19%
Banks - 3.14%
Allegiance Bancshares, Inc.A	47,255	1,850,033
Ameris Bancorp	81,746	4,324,363
East West Bancorp, Inc.	49,631	3,103,923
Hilltop Holdings, Inc.	131,246	3,079,031
SVB Financial GroupA	12,848	3,083,649

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.81% (continued)
Financials - 8.19% (continued)
Banks - 3.14% (continued)
Veritex Holdings, Inc.A	71,326	$1,973,590

		17,414,589

Capital Markets - 1.37%
MarketAxess Holdings, Inc.	35,088	7,629,535

Consumer Finance - 3.68%
EZCORP, Inc., Class AA	371,729	4,906,823
FirstCash, Inc.	73,701	5,988,206
Green Dot Corp., Class AA	84,431	5,417,093
PRA Group, Inc.A	108,694	4,130,372

		20,442,494

Total Financials		45,486,618

Health Care - 19.90%
Biotechnology - 2.95%
Ligand Pharmaceuticals, Inc.A B	61,247	10,115,554
MiMedx Group, Inc.A B	203,309	1,417,064
Repligen Corp.A	133,734	4,838,496

		16,371,114

Health Care Equipment & Supplies - 4.77%
ABIOMED, Inc.A	27,160	7,903,288
Neogen Corp.A	124,817	8,361,491
NuVasive, Inc.A	108,603	5,670,163
Penumbra, Inc.A	39,500	4,568,175

		26,503,117

Health Care Providers & Services - 2.59%
AAC Holdings, Inc.A B	168,714	1,936,836
Acadia Healthcare Co., Inc.A	142,060	5,565,911
HealthEquity, Inc.A	114,272	6,918,027

		14,420,774

Health Care Technology - 4.52%
athenahealth, Inc.A	32,699	4,676,938
HealthStream, Inc.	153,138	3,802,416
HMS Holdings Corp.A	250,162	4,212,728
Medidata Solutions, Inc.A	106,832	6,710,118
Omnicell, Inc.A	131,294	5,698,160

		25,100,360

Life Sciences Tools & Services - 3.76%
Bio-Techne Corp.	34,058	5,144,120
ICON PLCA	91,024	10,753,575
PRA Health Sciences, Inc.A	60,139	4,989,132

		20,886,827

Pharmaceuticals - 1.31%
Pacira Pharmaceuticals, Inc.A	150,881	4,699,943
Supernus Pharmaceuticals, Inc.A	57,038	2,612,341

		7,312,284

Total Health Care		110,594,476

Industrials - 16.47%
Aerospace & Defense - 4.61%
Aerovironment, Inc.A	103,597	4,714,699
Axon Enterprise, Inc.A B	141,341	5,556,115
HEICO Corp., Class A	109,960	7,801,662

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.81% (continued)
Industrials - 16.47% (continued)
Aerospace & Defense - 4.61% (continued)
Kratos Defense & Security Solutions, Inc.A	361,558	$3,720,432
Mercury Systems, Inc.A	78,597	3,797,807

		25,590,715

Air Freight & Logistics - 1.56%
Echo Global Logistics, Inc.A	173,378	4,785,233
Hub Group, Inc., Class AA	93,092	3,895,900

		8,681,133

Building Products - 1.36%
Trex Co., Inc.A	69,212	7,528,189

Machinery - 4.90%
Kornit Digital Ltd.A B	242,804	3,132,172
Lindsay Corp.	35,357	3,233,044
Mueller Water Products, Inc., Class A	328,212	3,567,664
Proto Labs, Inc.A	92,490	10,872,200
RBC Bearings, Inc.A	51,897	6,445,607

		27,250,687

Professional Services - 1.12%
WageWorks, Inc.A	138,281	6,250,301

Trading Companies & Distributors - 2.92%
Beacon Roofing Supply, Inc.A	91,263	4,843,328
MSC Industrial Direct Co., Inc., Class A	55,962	5,132,275
SiteOne Landscape Supply, Inc.A	80,848	6,228,530

		16,204,133

Total Industrials		91,505,158

Information Technology - 38.75%
Electronic Equipment, Instruments & Components - 2.99%
Cognex Corp.	101,946	5,300,172
FLIR Systems, Inc.	136,990	6,850,870
National Instruments Corp.	88,042	4,452,284

		16,603,326

Internet Software & Services - 11.10%
2U, Inc.A	63,366	5,324,645
ANGI Homeservices, Inc., Class AA B	393,182	5,339,412
CoStar Group, Inc.A	26,627	9,657,080
Envestnet, Inc.A	137,093	7,855,429
Five9, Inc.A	193,093	5,752,240
GrubHub, Inc.A	49,405	5,013,125
Mimecast Ltd.A	128,592	4,556,015
Q2 Holdings, Inc.A	130,245	5,932,660
Shopify, Inc., Class AA	20,837	2,596,082
SPS Commerce, Inc.A	48,554	3,110,855
Stamps.com, Inc.A	32,466	6,527,289

		61,664,832

IT Services - 3.12%
Euronet Worldwide, Inc.A	82,961	6,547,282
MAXIMUS, Inc.	50,216	3,351,416
WEX, Inc.A	47,708	7,472,027

		17,370,725

Semiconductors & Semiconductor Equipment - 6.70%
Cavium, Inc.A	10,333	820,233
CyberOptics Corp.A B	68,592	1,234,656

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.81% (continued)
Information Technology - 38.75% (continued)
Semiconductors & Semiconductor Equipment - 6.70% (continued)
Inphi Corp.A B	67,070	$2,018,807
Integrated Device Technology, Inc.A	153,285	4,684,390
Microsemi Corp.A	125,583	8,127,732
Power Integrations, Inc.	82,888	5,665,395
Rudolph Technologies, Inc.A	150,305	4,163,448
Semtech Corp.A	175,238	6,843,044
Silicon Laboratories, Inc.A	40,809	3,668,729

		37,226,434

Software - 14.84%
8x8, Inc.A	370,996	6,919,075
Aspen Technology, Inc.A	101,995	8,046,386
CyberArk Software Ltd.A	75,526	3,853,337
FireEye, Inc.A	181,765	3,077,281
Globant S.A.A	71,779	3,699,490
Guidewire Software, Inc.A	100,263	8,104,258
Manhattan Associates, Inc.A	121,943	5,106,973
Proofpoint, Inc.A	87,325	9,924,486
PROS Holdings, Inc.A	179,865	5,937,344
Qualys, Inc.A	99,546	7,241,971
Take-Two Interactive Software, Inc.A	69,002	6,747,016
Tyler Technologies, Inc.A	31,319	6,607,056
Ultimate Software Group, Inc.A	29,526	7,195,486

		82,460,159

Total Information Technology		215,325,476

Materials - 0.89%
Chemicals - 0.89%
Balchem Corp.	60,528	4,948,164

Telecommunication Services - 0.69%
Wireless Telecommunication Services - 0.69%
Boingo Wireless, Inc.A	154,697	3,831,845

Total Common Stocks (Cost $354,775,586)		554,616,226

SHORT-TERM INVESTMENTS - 0.27% (Cost $1,513,507)
Investment Companies - 0.27%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.54%C D	1,513,507	1,513,507

SECURITIES LENDING COLLATERAL - 6.29% (Cost $34,912,268)
Investment Companies - 6.29%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.54%C D	34,912,268	34,912,268

TOTAL INVESTMENTS - 106.37% (Cost $391,201,361)		591,042,001
LIABILITIES, NET OF OTHER ASSETS - (6.37%)		(35,374,944)

TOTAL NET ASSETS - 100.00%		$555,667,057

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2018.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

PLC - Public Limited Company.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2018, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$554,616,226	$—	$—	$554,616,226
Short-Term Investments	1,513,507	—	—	1,513,507
Securities Lending Collateral	34,912,268	—	—	34,912,268

Total Investments in Securities - Assets	$591,042,001	$—	$—	$591,042,001

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended March 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Proto Labs, Inc.		2.0
ICON PLC		1.9
Ligand Pharmaceuticals, Inc.		1.8
Proofpoint, Inc.		1.8
Calavo Growers, Inc.		1.8
CoStar Group, Inc.		1.7
Aaron’s, Inc.		1.5
Neogen Corp.		1.5
Microsemi Corp.		1.5
Guidewire Software, Inc.		1.5

Total Fund Holdings	107

Sector Allocation (% Equities)
Information Technology		38.8
Health Care		19.9
Industrials		16.5
Consumer Discretionary		9.6
Financials		8.2
Consumer Staples		3.4
Energy		2.0
Materials		0.9
Telecommunication Services		0.7

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of March 31, 2018, the Trust consists of thirty-three active series, seven of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Ionic Strategic Arbitrage Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-end management investment companies except for the American Beacon AHL Managed Futures Strategy Fund and American Beacon Ionic Strategic Arbitrage Fund which are registered as non-diversified. The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Consolidation of Subsidiaries

The consolidated Schedule of Investments of the AHL Managed Futures Strategy Fund (the “CFC Fund”) includes the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Fund.

For Federal tax purposes, taxable income for the CFC Fund and its Subsidiary are calculated separately. The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code of 1986 (the “Code”) and the Subsidiary’s taxable income is included in the calculation of the CFC Fund’s taxable income. Net losses of the Subsidiary are not deductible by the CFC Fund either in the current period or future periods. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Fund may invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Fund expects to achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the CFC Fund, the Subsidiary may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2018	% of Total Net Assets of the CFC Fund at March 31, 2018	Net Realized Gain (Loss) from Investments Held in Subsidiary
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$134,219,521	23.89%	$(8,452,848)

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The CFC Fund is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern Time. The earlier close of these

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

Fixed-income securities including corporate, U.S. government agencies, and U.S. Treasury obligations are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Commodity Instruments

Exposure to physical commodities may subject the AHL Managed Futures Strategy Fund to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of the Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s shares to fall. No active trading market may exist

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

for certain commodities investments, which may impair the ability of the Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Exchange-Traded Notes

The Ionic Strategic Arbitrage Fund may invest in Exchange-Traded Notes (“ETNs”). ETNs are debt obligations that are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to repay the note upon maturity. As a result, the value of the ETN may decline, including to zero. In addition, as with investments in ETFs and investment companies, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower than it would if it invested directly in the securities of the index or other reference assets of the ETN. There may be times when an ETN share trades at a premium or discount to its market benchmark. The Fund’s decision to sell its ETN holdings may be limited by the availability of a liquid market. If the Fund must sell some or all of its ETN holdings and the market for such ETN is weak, it may have to sell such holdings at a discount.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit, bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These

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securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended March 31, 2018 are disclosed in the Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Interest-Only and Principal-Only Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Interest-only instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of prepayments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. Interest only securities are subject to prepayment risk, which is the risk that prepayments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages. Principal only instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of prepayments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster prepayments result in a higher rate of return when the face value of the security is paid back sooner than expected.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

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MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, ETNs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

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Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Funds may invest in rights and warrants.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of March 31, 2018, short positions were held by the Ionic Strategic Arbitrage Fund.

Special Purpose Acquisition Company

A special purpose acquisition company (“SPAC”) is a collective investment structure that allows public stock market investors to invest in private equity type transactions, particular leveraged buyouts. SPACs are shell or blank-check companies, governed by the SEC, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). For the period ended March 31, 2018, the Ionic Strategic Arbitrage Fund did not hold SPAC securities in the portfolio.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed

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securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Ionic Strategic Arbitrage Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put

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options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the period ended March 31, 2018, the Ionic Strategic Arbitrage Fund purchased/sold options primarily for return enhancement and hedging.

Straddle Options

The Ionic Strategic Arbitrage Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Foreign Currency Contracts

The AHL Manged Futures Strategy and Ionic Strategic Arbitrage Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended March 31, 2018, the AHL Managed Futures Strategy Fund entered into forward foreign currency contracts primarily for speculative purposes.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds

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usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended March 31, 2018, the Funds, except for Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, entered into future contracts primarily for return enhancement and exposing cash to markets.

Swap Agreements

A swap is a transaction in which the Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members—generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, the Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and the Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which the Fund enters normally provide for the obligations of the Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. To the extent that a swap agreement is subject to netting, the Fund’s cover and asset segregation responsibilities will normally be with respect to the net amount owed by the Fund. However, the Fund may be required to segregate liquid assets equal to the full notional amount of certain swaps, such as written credit default swaps on physically settled forwards or written options. The amount that the Fund must segregate may be reduced by the value

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of any collateral that it has pledged to secure its own obligations under the swap.

Total Return Swap Agreements

The Ionic Strategic Arbitrage Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in over-the-counter (“OTC”) derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Allocation and Correlation Risk

The sub-advisor’s judgments about, and allocations between arbitrage strategies, asset classes and market exposures may adversely affect the Funds’ performance. There can be no assurance, particularly during periods of market disruption and stress, that the Funds will, in fact, experience a low level of correlation with a traditional portfolio of stocks and bonds or with the debt or equity markets generally. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Arbitrage Risk

The AHL Managed Futures Strategy Fund may use a variety of arbitrage strategies in pursuing its investment strategy. The underlying relationships among securities and derivative instruments in which the Funds takes long and short positions may change in an adverse manner, in which case the Funds may realize losses. The expected gain on an

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individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated.

The expected timing of each transaction is also important since the length of time that the Fund’s capital must be committed to any given transaction may affect the rate of return realized by the Fund, and unanticipated delays could cause the Fund to lose money or not achieve the desired rate of return.

The success of the Fund’s investment strategies is dependent on the sub-advisor’s ability to exploit pricing inefficiencies among interrelated instruments. Although arbitrage positions are considered to have a lower risk profile than directional trades as the former attempt to exploit price differentials rather than overall price movements, such strategies are by no means without risk. Pricing inefficiencies, even if correctly identified, may not converge within the time frame within which the Fund maintains its positions. Even pure “riskless” arbitrage – which is rare – can result in significant losses if the arbitrage cannot be sustained (due, for example, to margin calls) until expiration. The Fund’s strategies are subject to the risks of disruptions in historical price relationships, the restricted availability of credit and the obsolescence or inaccuracy of valuation models. Market disruptions may also force the Fund to close out one or more positions. Such disruptions have in the past resulted in substantial losses for funds employing similar strategies.

The Fund expects a major component of its investment strategies to involve spreads between two or more securities. To the extent the price relationships between such securities remain constant, no gain or loss may occur. Such spread strategies do, however, entail a substantial risk that the price differential could change unfavorably and result in losses.

Commodities Risk

The AHL Managed Futures Strategy Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund and the Subsidiary each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund and the Subsidiary may be more susceptible to risks associated with those sectors. The Fund’s investments in commodity-related instruments may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the NAV of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

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Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward foreign currency exchange contracts in non-U.S. currencies, including both non-deliverable forwards (“NDFs”) and deliverable forwards, non-U.S. currency futures contracts, options (including non-deliverable options (“NDOs”) on non-U.S. currencies and non-U.S. currency futures) and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Equity Investment Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

The Funds may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Funds may also invest in local currency investments. ADRs are subject to many of the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3)

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less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Fund could also result in increased realized net capital gains, distributions of which are taxable to the Fund’s shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

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Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate in December 2016, March 2017, June 2017, December 2017 and March 2018. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Leverage Risk

The Funds’ use of futures, forward foreign currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by the Funds may have limited marketability or be subject to restrictions on sale, and may be difficult to sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Mortgage-Backed and Mortgage Related Securities Risk

Certain mortgage-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Funds. Securities held by the Funds that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, and FHLB are not guaranteed by the U.S. Treasury, are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The Funds’ investment in CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. The cash flows and yields on IO and PO are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. Inverse IOs and POs, which are fixed-income securities with a floating or variable rate of interest, may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity.

Model and Data Risk

The sub-advisor relies heavily on proprietary trading models (“Models”) and both proprietary and external information and market data (“Data”) to generate investment strategies, to estimate investment values and to identify specific trade recommendations. The sub-advisor also relies on Models and Data to identify and manage investment risk and to assist in determining appropriate hedging strategies that seek to reduce certain risks.

Models and Data may be extremely complex and may have errors, omissions, imperfections and malfunctions (collectively referred to as “System Events”). More complex Models and Data typically have a higher potential for

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

System Events and may result in investment losses in the Funds. Additionally, investments in derivative securities may increase the risks and associated with System Events.

Non-Diversification Risk

The AHL Managed Futures Strategy Fund and Ionic Strategic Arbitrage Fund are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by the Funds.

Options Risk

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have been realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Funds will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Funds sell a put option, there is a risk that the Funds may be required to buy the underlying asset at a disadvantageous price. If the Funds sell a call option, there is a risk that the Funds may be required to sell the underlying asset at a disadvantageous price. If the Funds sell a call option on an underlying asset that the Funds own and the underlying asset has increased in value when the call option is exercised, the Funds will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Sector Risk

To the extent the Funds invest more heavily in particular sectors, their performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

regulatory events. Because the Funds may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and under-weighted in others. As such, the Funds’ performance is likely to be disproportionately affected by the factors influencing those sectors.

Short Position Risk

The Funds will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. The Funds’ losses are potentially unlimited in a short position transaction.

Subsidiary Risk

By investing in the Subsidiary, the AHL Managed Futures Strategy Fund is indirectly exposed to the risk associated with the Subsidiary’s Investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Report, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could adversely affect the Fund’s performance.

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Tax Risk

To qualify as a regulated investment company under Subchapter M (“RIC”), the AHL Managed Futures Strategy Fund must derive at least 90 percent of its gross income for each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the AHL Managed Futures Strategy Fund invests is not considered qualifying income. The Fund will therefore restrict the income from direct investments in commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income for each taxable year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

The Internal Revenue Service (“IRS”) has issued a large number of private letter rulings (which the AHL Managed Futures Strategy Fund may not cite as precedent) beginning in 2006 that income a RIC derives from a wholly owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. The IRS suspended the issuance of new such rulings in July 2011 but has not taken any actions regarding its previously issued rulings. According, the Fund has not sought to obtain such a ruling and is relying on the advice of counsel regarding the tax treating of distributions by the Subsidiary to the Fund of such income. The tax treatment of the Fund’s commodity-linked investments may be materially adversely affected by future legislation, Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M, or otherwise materially affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, FHLB, FFCB, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Volatility Risk

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV to experience significant increases or declines in value over short periods of time.

Warrants Risk

Warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Securities Lending

The Funds, except for the AHL Managed Futures Strategy and Ionic Strategic Arbitrage Funds, may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following

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Supplementary Notes to Schedules of Investments

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business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Bahl & Gaynor Small Cap Growth	$465,365	$475,294	$—	$475,294
Bridgeway Large Cap Growth	962,020	949,946	—	949,946
Stephens Mid-Cap Growth	1,131,189	1,106,805	—	1,106,805
Stephens Small Cap Growth	34,636,073	34,912,268	—	34,912,268

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

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Supplementary Notes to Schedules of Investments

March 31, 2018 (Unaudited)

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2018, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$535,467,410	$4,532	$(97,824)	$(93,292)
Bahl & Gaynor Small Cap Growth	38,842,409	6,442,276	(717,436)	5,724,840
Bridgeway Large Cap Growth	233,000,008	48,714,001	(5,394,894)	43,319,107
Bridgeway Large Cap Value	4,163,851,889	779,209,886	(172,379,447)	606,830,439
Ionic Strategic Arbitrage	67,442,619	6,422,591	(8,677,785)	(2,255,194)
Stephens Mid-Cap Growth	85,266,246	40,280,768	(2,662,291)	37,618,477
Stephens Small Cap Growth	391,201,361	208,509,495	(8,668,855)	199,840,640

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2017, the Funds had the following capital loss carryforwards:

Fund	Short-term	Long-term
Ionic Strategic Arbitrage	$2,767,009	$—

Borrowing Arrangements

Effective November 16, 2017, the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Funds, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

During the period ended March 31, 2018, the Funds did not utilize this facility.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2018

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 30, 2018